UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09475

Nuveen AMT-Free Municipal Credit Income Fund

(Exact name of registrant as specified in charter)

Nuveen Investments

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman

Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       October 31

Date of reporting period: July 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

NVG
Nuveen AMT-Free Municipal Credit Income Fund
Portfolio of Investments    July 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 158.7% (99.8% of Total Investments)
	MUNICIPAL BONDS – 158.7% (99.8% of Total Investments)
	Alabama – 1.6% (1.0% of Total Investments)
$ 3,645	Alabama Private Colleges and University Facilities Authority, Limited Obligation Bonds, University of Mobile Project, Series 2015A, 6.000%, 9/01/45, 144A	9/25 at 100.00	N/R	$3,655,206
22,655	Lower Alabama Gas District, Alabama, Gas Project Revenue Bonds, Series 2016A, 5.000%, 9/01/46	No Opt. Call	A3	27,234,029
8,100	Mobile Spring Hill College Educational Building Authority, Alabama, Revenue Bonds, Spring Hill College Project, Series 2015, 5.875%, 4/15/45	4/25 at 100.00	N/R	8,101,539
	Opelika Utilities Board, Alabama, Utility Revenue Bonds, Series 2011B:
1,250	4.000%, 6/01/29 – AGM Insured	6/21 at 100.00	Aa3	1,299,162
1,000	4.250%, 6/01/31 – AGM Insured	6/21 at 100.00	Aa3	1,043,880
7,985	Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue Bonds, Project 2, Series 2018A, 4.000%, 6/01/49 (Mandatory Put 6/01/24)	3/24 at 100.28	A3	8,500,432
	The Improvement District of the City of Mobile - McGowin Park Project, Alabama, Sales Tax Revenue Bonds, Series 2016A:
1,000	5.250%, 8/01/30	8/26 at 100.00	N/R	1,025,590
1,300	5.500%, 8/01/35	8/26 at 100.00	N/R	1,331,746
46,935	Total Alabama			52,191,584
	Alaska – 0.8% (0.5% of Total Investments)
	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A:
7,010	5.000%, 6/01/32	9/18 at 100.00	B3	7,050,728
17,995	5.000%, 6/01/46	9/18 at 100.00	B3	18,099,551
25,005	Total Alaska			25,150,279
	Arizona – 3.0% (1.9% of Total Investments)
4,230	Apache County Industrial Development Authority, Arizona, Pollution Control Revenue Bonds, Tucson Electric Power Company, Series 20102A, 4.500%, 3/01/30	3/22 at 100.00	A-	4,514,975
1,475	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc. Projects, Series 2017D, 5.000%, 7/01/47	7/27 at 100.00	BB	1,517,686
10,000	Arizona Sports and Tourism Authority, Tax Revenue Bonds, Multipurpose Stadium Facility Project, Refunding Senior Series 2012A, 5.000%, 7/01/31	7/22 at 100.00	A	10,641,800
3,000	Arizona State, Certificates of Participation, Department of Administration Series 2010B, 5.000%, 10/01/29 – AGC Insured	4/20 at 100.00	Aa3	3,149,520
	Arizona State, Certificates of Participation, Series 2010A:
1,200	5.250%, 10/01/28 – AGM Insured	10/19 at 100.00	Aa3	1,247,868
1,500	5.000%, 10/01/29 – AGM Insured	10/19 at 100.00	Aa3	1,555,005
7,070	Arizona State, State Lottery Revenue Bonds, Series 2010A, 5.000%, 7/01/29 – AGC Insured	1/20 at 100.00	A1	7,378,252

NVG	Nuveen AMT-Free Municipal Credit Income Fund (continued)
Portfolio of Investments July 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
$ 3,390	Cahava Springs Revitalization District, Cave Creek, Arizona, Special Assessment Bonds, Series 2017A, 7.000%, 7/01/41	7/27 at 100.00	N/R	$3,459,427
7,780	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Junior Lien Series 2010A, 5.000%, 7/01/40 (Pre-refunded 7/01/20)	7/20 at 100.00	A+ (4)	8,265,861
	Phoenix Civic Improvement Corporation, Arizona, Revenue Bonds, Civic Plaza Expansion Project, Series 2005B:
6,000	5.500%, 7/01/37 – FGIC Insured	No Opt. Call	AA	7,846,020
8,755	5.500%, 7/01/39 – FGIC Insured	No Opt. Call	AA	11,584,528
	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc. Projects, Series 2016A:
620	5.000%, 7/01/35	7/25 at 100.00	BB	640,454
1,025	5.000%, 7/01/46	7/25 at 100.00	BB	1,049,621
2,065	Phoenix Industrial Development Authority, Arizona, Multifamily Housing Revenue Bonds, Deer Valley Veterans Assisted Living Project, Series 2016A, 5.125%, 7/01/36	7/24 at 101.00	N/R	2,032,807
	Pima County Industrial Development Authority, Arizona, Education Facility Revenue and Refunding Bonds, Edkey Charter Schools Project, Series 2013:
490	6.000%, 7/01/33	7/20 at 102.00	BB-	470,738
610	6.000%, 7/01/43	7/20 at 102.00	BB-	563,201
350	6.000%, 7/01/48	7/20 at 102.00	BB-	319,228
1,425	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Series 2014A, 7.375%, 7/01/49	7/20 at 102.00	BB-	1,385,214
	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Series 2016:
1,130	5.250%, 7/01/36	7/26 at 100.00	BB-	1,023,181
1,850	5.375%, 7/01/46	7/26 at 100.00	BB-	1,634,234
2,135	5.500%, 7/01/51	7/26 at 100.00	BB-	1,882,088
885	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, San Tan Montessori School Project, Series 2016, 6.500%, 2/01/48	2/24 at 100.00	N/R	843,830
3,050	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, San Tan Montessori School Project, Series 2017, 6.750%, 2/01/50, 144A	2/28 at 100.00	N/R	2,991,501
105	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Noah Webster Schools Pima Project, Series 2014A, 7.250%, 7/01/39	7/20 at 102.00	BB-	102,124
1,000	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Electric Power Company, Series 2010A, 5.250%, 10/01/40	10/20 at 100.00	A-	1,063,640
	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc. Prepay Contract Obligations, Series 2007:
7,975	5.000%, 12/01/32	No Opt. Call	BBB+	9,313,683
6,745	5.000%, 12/01/37	No Opt. Call	BBB+	8,020,345
800	The Industrial Development Authority of the County of Maricopa, Arizona, Education Revenue Bonds, Reid Traditional School Projects, Series 2016, 5.000%, 7/01/47	7/26 at 100.00	Baa3	833,904
2,000	Yavapai County Industrial Development Authority, Arizona, Hospital Revenue Bonds, Yavapai Regional Medical Center, Series 2013A, 5.250%, 8/01/33	8/23 at 100.00	A3	2,193,760
88,660	Total Arizona			97,524,495

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arkansas – 0.2% (0.1% of Total Investments)
	Arkansas Development Finance Authority, Tobacco Settlement Revenue Bonds, Arkansas Cancer Research Center Project, Series 2006:
$ 2,500	0.000%, 7/01/36 – AMBAC Insured	No Opt. Call	Aa2	$1,207,775
20,460	0.000%, 7/01/46 – AMBAC Insured	No Opt. Call	Aa2	6,004,396
22,960	Total Arkansas			7,212,171
	California – 15.7% (9.9% of Total Investments)
	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Subordinate Lien Series 2004A:
45	0.000%, 10/01/20 – AMBAC Insured	No Opt. Call	Baa2	42,426
2,120	0.000%, 10/01/20 – AMBAC Insured (ETM)	No Opt. Call	Aaa	2,045,058
6,135	Alhambra Unified School District, Los Angeles County, California, General Obligation Bonds, Capital Appreciation Series 2009B, 0.000%, 8/01/30 – AGC Insured	No Opt. Call	AA	4,196,769
12,550	Anaheim Public Financing Authority, California, Lease Revenue Bonds, Public Improvement Project, Series 1997C, 0.000%, 9/01/35 – AGM Insured	No Opt. Call	A2	6,380,420
4,100	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2016A, 5.000%, 3/01/41	3/26 at 100.00	Ba3	4,330,010
5,000	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series 2013S-4, 5.000%, 4/01/38 (Pre-refunded 4/01/23)	4/23 at 100.00	AA- (4)	5,736,700
	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2006A:
3,275	5.450%, 6/01/28	12/18 at 100.00	B2	3,304,017
2,975	5.650%, 6/01/41	12/18 at 100.00	B2	2,992,850
13,465	California Educational Facilities Authority, Revenue Bonds, Stanford University Series 2016U-7, 5.000%, 6/01/46 (UB) (5)	No Opt. Call	AAA	17,611,277
25,085	California Educational Facilities Authority, Revenue Bonds, Stanford University, Refunding Series 2014U-6, 5.000%, 5/01/45 (UB) (5)	No Opt. Call	AAA	32,674,969
10,040	California Educational Facilities Authority, Revenue Bonds, Stanford University, Series 2007T-1, 5.000%, 3/15/39 (UB) (5)	No Opt. Call	AAA	12,717,266
10,000	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children's Hospital, Series 2012A, 5.000%, 8/15/51	8/22 at 100.00	A+	10,905,800
1,600	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System, Series 2013A, 5.000%, 7/01/37	7/23 at 100.00	AA-	1,772,912
6,665	California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and Clinics, Series 2015A, 5.000%, 8/15/54 (UB) (5)	8/25 at 100.00	AA-	7,397,683
	California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and Clinics, Tender Option Bond Trust 2016-XG0049:
1,555	8.452%, 8/15/51 (IF), 144A (5)	8/22 at 100.00	AA-	1,851,445
1,650	8.458%, 8/15/51 (IF), 144A (5)	8/22 at 100.00	AA-	1,964,837
4,075	8.458%, 8/15/51 (IF), 144A (5)	8/22 at 100.00	AA-	4,852,551
5,000	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2013A, 5.000%, 8/15/52	8/23 at 100.00	A+	5,444,600

NVG	Nuveen AMT-Free Municipal Credit Income Fund (continued)
Portfolio of Investments July 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	California Municipal Finance Authority, Charter School Revenue Bonds, Palmdale Aerospace Academy Project, Series 2016A:
$ 3,065	5.000%, 7/01/31	7/26 at 100.00	BB	$3,218,005
1,000	5.000%, 7/01/36, 144A	7/26 at 100.00	BB	1,037,660
555	5.000%, 7/01/41	7/26 at 100.00	BB	571,422
195	5.000%, 7/01/46	7/26 at 100.00	BB	200,117
	California Municipal Finance Authority, Education Revenue Bonds, American Heritage Foundation Project, Series 2016A:
260	5.000%, 6/01/36	6/26 at 100.00	BBB-	283,338
435	5.000%, 6/01/46	6/26 at 100.00	BBB-	469,130
2,335	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Series 2010A, 5.750%, 7/01/40 (Pre-refunded 7/01/20)	7/20 at 100.00	Baa2 (4)	2,517,807
4,440	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, San Diego County Water Authority Desalination Project Pipeline, Series 2012, 5.000%, 11/21/45	10/18 at 100.00	Baa3	4,493,990
2,050	California Public Finance Authority, Revenue Bonds, Henry Mayo Newhall Hospital, Series 2017, 5.000%, 10/15/47	10/26 at 100.00	BBB-	2,193,521
735	California School Finance Authority, Charter School Revenue Bonds, Downtown College Prep - Obligated Group, Series 2016, 5.000%, 6/01/46	6/26 at 100.00	N/R	752,647
715	California School Finance Authority, Charter School Revenue Bonds, Rocketship Education Obligated Group, Series 2016A, 5.000%, 6/01/36	6/25 at 100.00	N/R	745,173
570	California School Finance Authority, Charter School Revenue Bonds, Rocketship Education Obligated Group, Series 2017A, 5.125%, 6/01/47	6/26 at 100.00	N/R	595,553
80	California State, General Obligation Bonds, Series 2002, 5.000%, 10/01/32 – NPFG Insured	10/18 at 100.00	AA-	80,240
5	California State, General Obligation Bonds, Series 2004, 5.000%, 4/01/31 – AMBAC Insured	10/18 at 100.00	AA-	5,015
	California State, General Obligation Bonds, Various Purpose Series 2010:
3,500	5.250%, 3/01/30	3/20 at 100.00	AA-	3,707,025
10,000	5.500%, 11/01/35	11/20 at 100.00	AA-	10,850,300
12,710	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A, 5.500%, 12/01/54	12/24 at 100.00	BB-	13,751,457
62,605	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A, 5.250%, 12/01/56, 144A	6/26 at 100.00	BB-	67,252,169
4,000	California Statewide Communities Development Authority, Revenue Bonds, Huntington Memorial Hospital, Refunding Series 2014B, 4.000%, 7/01/39	7/24 at 100.00	A-	4,095,160
7,000	California Statewide Communities Development Authority, Revenue Bonds, Sutter Health, Series 2011A, 6.000%, 8/15/42 (Pre-refunded 8/15/20)	8/20 at 100.00	A+ (4)	7,630,770
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A:
1,535	5.750%, 7/01/30	10/18 at 100.00	CCC	1,510,747
4,430	5.750%, 7/01/35	10/18 at 100.00	CCC	4,353,272
5,000	Clovis Unified School District, Fresno County, California, General Obligation Bonds, Series 2001A, 0.000%, 8/01/25 – NPFG Insured (ETM)	No Opt. Call	Baa2 (4)	4,245,950

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$ 3,400	Coachella Valley Unified School District, Riverside County, California, General Obligation Bonds, Election 2005 Series 2010C, 0.000%, 8/01/33 – AGM Insured	No Opt. Call	A2	$1,985,226
14,375	Corona-Norco Unified School District, Riverside County, California, General Obligation Bonds, Capital Appreciation, Election 2006 Refunding Series 2009C, 0.000%, 8/01/39 – AGM Insured	No Opt. Call	AA	6,007,744
	El Rancho Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2010 Series 2011A:
2,615	0.000%, 8/01/31 – AGM Insured (6)	8/28 at 100.00	A1	2,548,265
3,600	0.000%, 8/01/34 – AGM Insured (6)	8/28 at 100.00	A1	3,506,220
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2015A:
3,960	0.000%, 1/15/34 – AGM Insured	No Opt. Call	BBB-	2,160,418
5,000	0.000%, 1/15/35 – AGM Insured	No Opt. Call	BBB-	2,585,100
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Series 2013A:
910	0.000%, 1/15/42 (6)	1/31 at 100.00	BBB-	820,001
3,610	5.750%, 1/15/46	1/24 at 100.00	BBB-	4,092,296
6,610	6.000%, 1/15/49	1/24 at 100.00	BBB-	7,654,512
2,425	Fullerton Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2005, 5.000%, 9/01/27 – AMBAC Insured	9/18 at 100.00	A	2,431,911
8,565	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1, 5.125%, 6/01/47 (Pre-refunded 8/30/18)	8/18 at 100.00	B3 (4)	8,597,204
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-1:
7,225	3.500%, 6/01/36	6/22 at 100.00	BBB	7,272,541
5,795	5.000%, 6/01/47	6/22 at 100.00	N/R	5,955,058
8,240	5.250%, 6/01/47	6/22 at 100.00	N/R	8,575,286
	Kern Community College District, California, General Obligation Bonds, Safety, Repair & Improvement, Election 2002 Series 2006:
5,600	0.000%, 11/01/24 – AGM Insured	No Opt. Call	AA	4,809,728
5,795	0.000%, 11/01/25 – AGM Insured	No Opt. Call	AA	4,809,039
1,195	Lincoln Public Financing Authority, Placer County, California, Twelve Bridges Limited Obligation Revenue Bonds, Refunding Series 2011A, 4.375%, 9/02/25 – AGM Insured	9/21 at 100.00	AA	1,261,801
7,575	Mount San Antonio Community College District, Los Angeles County, California, General Obligation Bonds, Election of 2008, Series 2013A, 0.000%, 8/01/43 (6)	8/35 at 100.00	AA	6,213,318
3,310	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009B, 6.500%, 11/01/39	No Opt. Call	BBB+	4,683,551
	Oceanside Unified School District, San Diego County, California, General Obligation Bonds, Capital Appreciation, 2008 Election Series 2009A:
5,905	0.000%, 8/01/26 – AGC Insured	No Opt. Call	Aa3	4,753,820
2,220	0.000%, 8/01/28 – AGC Insured	No Opt. Call	Aa3	1,651,680
1,925	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue Bonds, Redevelopment Project 1, Series 1993, 5.850%, 8/01/22 – NPFG Insured (ETM)	8/18 at 100.00	N/R (4)	2,071,146

NVG	Nuveen AMT-Free Municipal Credit Income Fund (continued)
Portfolio of Investments July 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$ 4,000	Orange County, California, Special Tax Bonds, Community Facilities District 2015-1 Esencia Village, Series 2015A, 4.250%, 8/15/38	8/25 at 100.00	N/R	$4,155,240
5,000	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010, 6.000%, 11/01/30 (Pre-refunded 11/01/20)	11/20 at 100.00	Ba1 (4)	5,499,900
3,700	Palomar Pomerado Health, California, General Obligation Bonds, Capital Appreciation, Election of 2004, Series 2007A, 0.000%, 8/01/25 – NPFG Insured	No Opt. Call	BB+	2,997,888
7,875	Palomar Pomerado Health, California, General Obligation Bonds, Series 2009A, 0.000%, 8/01/38 – AGC Insured (6)	8/29 at 100.00	BB+	9,728,618
9,145	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community Development Project, Series 1999, 0.000%, 8/01/30 – AMBAC Insured	No Opt. Call	A	5,974,520
4,150	Placentia-Yorba Linda Unified School District, Orange County, California, Certificates of Participation, Refunding Series 2011, 6.250%, 10/01/28 – AGM Insured	10/25 at 100.00	A2	4,703,029
670	Riverside County Transportation Commission, California, Toll Revenue Senior Lien Bonds, Series 2013A, 5.750%, 6/01/48	6/23 at 100.00	BBB-	739,559
	San Clemente, California, Special Tax Revenue Bonds, Community Facilities District 2006-1 Marblehead Coastal, Series 2015:
490	5.000%, 9/01/40	9/25 at 100.00	N/R	532,846
915	5.000%, 9/01/46	9/25 at 100.00	N/R	992,034
1,830	San Diego Public Facilities Financing Authority, California, Water Utility Revenue Bonds, Tender Option Bond Trust 2015-XF0098, 17.393%, 8/01/39 (Pre-refunded 8/01/19), 144A (IF)	8/19 at 100.00	AA- (4)	2,134,274
4,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Governmental Purpose, Second Series 2013B, 5.000%, 5/01/43	5/23 at 100.00	A+	4,395,960
66,685	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Senior Lien Toll Road Revenue Bonds, Series 1993, 0.000%, 1/01/21 (ETM)	No Opt. Call	AA+ (4)	64,091,620
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2014A:
2,680	5.000%, 1/15/44	1/25 at 100.00	BBB	2,921,656
8,275	5.000%, 1/15/50	1/25 at 100.00	BBB	8,991,201
7,210	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Series 1997A, 0.000%, 1/15/23 – NPFG Insured	No Opt. Call	Baa2	6,395,558
3,250	San Mateo County Community College District, California, General Obligation Bonds, Series 2006C, 0.000%, 9/01/30 – NPFG Insured	No Opt. Call	AAA	2,278,900
4,325	San Ysidro School District, San Diego County, California, General Obligation Bonds, 1997 Election Series 2012G, 0.000%, 8/01/34 – AGM Insured	No Opt. Call	AA	2,349,902
5,690	San Ysidro School District, San Diego County, California, General Obligation Bonds, Refunding Series 2015, 0.000%, 8/01/42	No Opt. Call	A1	1,801,795
	Santa Ana Financing Authority, California, Lease Revenue Bonds, Police Administration and Housing Facility, Series 1994A:
5,625	6.250%, 7/01/24	No Opt. Call	Baa2	6,460,313
5,625	6.250%, 7/01/24 (ETM)	No Opt. Call	Baa2 (4)	6,564,150
3,500	Saugus Union School District, Los Angeles County, California, General Obligation Bonds, Series 2006, 0.000%, 8/01/23 – FGIC Insured	No Opt. Call	A+	3,123,575

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$ 4,495	Stockton-East Water District, California, Certificates of Participation, Refunding Series 2002B, 0.000%, 4/01/28 – FGIC Insured	10/18 at 100.00	BBB-	$2,516,975
610	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities District 16-01, Series 2017, 6.250%, 9/01/47, 144A	9/27 at 100.00	N/R	619,242
	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed Bonds, Series 2005A-1:
1,015	4.750%, 6/01/23	10/18 at 100.00	BB+	1,020,471
1,600	5.500%, 6/01/45	10/18 at 100.00	B-	1,608,624
	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed Bonds, San Diego County Tobacco Asset Securitization Corporation, Senior Series 2006A:
790	4.750%, 6/01/25	10/18 at 100.00	BBB+	794,258
5,865	5.125%, 6/01/46	10/18 at 100.00	B2	5,896,612
521,425	Total California			514,516,643
	Colorado – 9.9% (6.2% of Total Investments)
	Base Village Metropolitan District 2, Colorado, General Obligation Bonds, Refunding Series 2016A:
890	5.500%, 12/01/36	12/21 at 103.00	N/R	891,335
1,175	5.750%, 12/01/46	12/21 at 103.00	N/R	1,182,943
1,100	Belleview Station Metropolitan District 2, Denver City and County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax Refunding & Improvement Series 2017, 5.000%, 12/01/36	12/21 at 103.00	N/R	1,129,942
700	Brighton Crossing Metropolitan District 4, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Series 2017A, 5.000%, 12/01/47	12/22 at 103.00	N/R	717,213
3,410	Canyons Metropolitan District 5, Douglas County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Refunding & Improvement Series 2017A, 6.125%, 12/01/47	12/22 at 103.00	N/R	3,483,247
1,690	Canyons Metropolitan District 6, Douglas County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Refunding & Improvement Series 2017A, 6.125%, 12/01/47	12/22 at 103.00	N/R	1,691,301
	Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Refunding & Improvement Series 2017:
1,140	5.000%, 12/01/37	12/22 at 103.00	N/R	1,172,319
5,465	5.000%, 12/01/47	12/22 at 103.00	N/R	5,572,059
195	Central Platte Valley Metropolitan District, Colorado, General Obligation Bonds, Refunding Series 2014, 5.000%, 12/01/43	12/23 at 100.00	BB	206,959
1,200	Clear Creek Station Metropolitan District 2, Adams County, Colorado, Limited Tax General Obligation Refunding & Improvement Series 2017A, 5.000%, 12/01/47	12/22 at 103.00	N/R	1,217,568
930	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Flagstaff Academy Project, Refunding Series 2016, 3.625%, 8/01/46	8/26 at 100.00	A+	888,187
1,165	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, The Classical Academy Project, Refunding Series 2015A, 5.000%, 12/01/38	12/24 at 100.00	A+	1,264,782
4,200	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Vanguard School Project, Refunding & Improvement Series 2016, 3.750%, 6/15/47	6/26 at 100.00	A+	4,021,038

NVG	Nuveen AMT-Free Municipal Credit Income Fund (continued)
Portfolio of Investments July 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$ 1,750	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Weld County School District 6 - Frontier Academy, Refunding & Improvement Series 2016, 3.250%, 6/01/46	6/26 at 100.00	A+	$1,544,235
	Colorado Health Facilities Authority, Colorado, Health Facilities Revenue Bonds, The Evangelical Lutheran Good Samaritan Society Project, Refunding Series 2017:
2,460	5.000%, 6/01/42	6/27 at 100.00	BBB	2,710,600
23,470	5.000%, 6/01/47	6/27 at 100.00	BBB	25,638,393
10	Colorado Health Facilities Authority, Colorado, Hospital Revenue Bonds, Parkview Medical Center, Series 2016, 3.125%, 9/01/42	9/26 at 100.00	A3	8,811
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2006A:
1,500	5.000%, 9/01/36	10/18 at 100.00	BBB+	1,515,975
3,680	4.500%, 9/01/38	10/18 at 100.00	BBB+	3,684,416
3,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2011A, 5.000%, 2/01/41	2/21 at 100.00	BBB+	3,101,640
11,520	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2013A, 5.250%, 1/01/45	1/23 at 100.00	BBB+	12,318,106
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant Retirement Communities Inc., Refunding Series 2012B:
1,640	5.000%, 12/01/22	No Opt. Call	BBB+	1,817,186
2,895	5.000%, 12/01/23	12/22 at 100.00	BBB+	3,197,730
4,200	5.000%, 12/01/24	12/22 at 100.00	BBB+	4,622,856
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013:
765	5.500%, 6/01/33	6/23 at 100.00	BBB	845,662
720	5.625%, 6/01/43	6/23 at 100.00	BBB	791,784
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013A:
1,410	5.000%, 6/01/32	6/25 at 100.00	BBB	1,544,613
2,000	5.000%, 6/01/33	6/25 at 100.00	BBB	2,185,860
5,855	5.000%, 6/01/40	6/25 at 100.00	BBB	6,339,794
6,820	5.000%, 6/01/45	6/25 at 100.00	BBB	7,333,410
2,035	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Frasier Meadows Project, Refunding & Improvement Series 2017A, 5.250%, 5/15/47	5/27 at 100.00	BB+	2,210,763
1,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Poudre Valley Health System, Series 2005C, 5.250%, 3/01/40 (Pre-refunded 9/01/18) – AGM Insured	9/18 at 102.00	Aa3 (4)	1,023,180
11,830	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Series 2010A, 5.000%, 1/01/40	1/20 at 100.00	AA-	12,288,412
4,105	Colorado International Center Metropolitan District 14, Denver, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2018, 5.875%, 12/01/46	12/23 at 103.00	N/R	4,349,822
500	Copperleaf Metropolitan District 2, Arapahoe County, Colorado, General Obligation Bonds, Refunding Limited Tax Convertible to Unlimited Tax Series 2015, 5.750%, 12/01/45	12/20 at 103.00	N/R	524,465

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$ 500	Copperleaf Metropolitan District 2, Colorado, General Obligation Limited Tax Bonds, Series 2006, 5.250%, 12/01/30	12/20 at 103.00	N/R	$524,570
1,480	Cornerstar Metropolitan District, Arapahoe County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding Series 2017A, 5.250%, 12/01/47	12/22 at 103.00	N/R	1,531,741
1,275	Cornerstar Metropolitan District, Arapahoe County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding Series 2017B, 5.250%, 12/01/47	12/22 at 103.00	N/R	1,315,583
500	Crystal Crossing Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Refunding Series 2016, 5.250%, 12/01/40	12/25 at 100.00	N/R	505,720
10,640	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013B, 5.000%, 11/15/43	11/23 at 100.00	A	11,820,934
505	Denver Connection West Metropolitan District, City and County of Denver, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2017A, 5.375%, 8/01/47	12/22 at 103.00	N/R	506,626
11,700	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Capital Appreciation Series 2010A, 0.000%, 9/01/41	No Opt. Call	BBB+	4,765,059
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B:
35,995	0.000%, 9/01/23 – NPFG Insured	No Opt. Call	BBB+	31,774,226
6,525	0.000%, 9/01/26 – NPFG Insured	No Opt. Call	BBB+	5,097,004
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
17,030	0.000%, 9/01/25 – NPFG Insured	No Opt. Call	BBB+	13,918,278
9,915	0.000%, 9/01/32 – NPFG Insured	No Opt. Call	BBB+	5,933,334
43,090	0.000%, 9/01/33 – NPFG Insured	No Opt. Call	BBB+	24,642,740
	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A:
20,000	0.000%, 9/01/27 – NPFG Insured	No Opt. Call	BBB+	14,911,000
1,150	0.000%, 9/01/28 – NPFG Insured	No Opt. Call	BBB+	818,651
7,000	0.000%, 9/01/34 – NPFG Insured	No Opt. Call	A	3,839,430
500	Erie Highlands Metropolitan District No. 1 (In the Town of Erie), Weld County, Colorado, General Obligation Limited Tax Bonds, Series 2015A, 5.750%, 12/01/45	12/20 at 103.00	N/R	508,435
500	Flatiron Meadows Metropolitan District, Boulder County, Colorado, General Obligation Limited Tax Bonds, Series 2016, 5.125%, 12/01/46	12/21 at 103.00	N/R	492,250
590	Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue Bonds, Series 2014, 6.000%, 12/01/38	12/24 at 100.00	N/R	604,903
825	Forest Trace Metropolitan District 3, Aurora City, Arapahoe County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Series 2016A, 5.000%, 12/01/46	12/21 at 103.00	N/R	809,012
1,355	Great Western Park Metropolitan District 2, Broomfield City and County, Colorado, General Obligation Bonds, Series 2016A, 5.000%, 12/01/46	12/21 at 100.00	N/R	1,362,940
750	Green Gables Metropolitan District No. 1, Jefferson County, Colorado, General Obligation Bonds, Series 2016A, 5.300%, 12/01/46	12/21 at 103.00	N/R	756,360
700	Harmony Technology Park Metropolitan District 2, Fort Collins, Colorado, General Obligaiton Bonds, Limited Tax Convertible to Unlimited Tax Series 2017, 5.000%, 9/01/47	12/22 at 103.00	N/R	699,944
3,740	Jefferson Center Metropolitan District 1, Arvada, Jefferson County, Colorado, Revenue Bonds, Refunding Series 2015, 5.500%, 12/01/45	12/20 at 103.00	N/R	3,708,360

NVG	Nuveen AMT-Free Municipal Credit Income Fund (continued)
Portfolio of Investments July 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
	Johnstown Plaza Metropolitan District, Colorado, Special Revenue Bonds, Series 2016A:
$ 2,325	5.250%, 12/01/36	12/21 at 103.00	N/R	$2,245,206
8,955	5.375%, 12/01/46	12/21 at 103.00	N/R	8,608,262
	Lambertson Farms Metropolitan District 1, Colorado, Revenue Bonds, Refunding & Improvement Series 2015:
1,005	5.750%, 12/15/46	12/23 at 100.00	N/R	1,012,759
5,355	6.000%, 12/15/50	12/23 at 100.00	N/R	5,396,019
980	Leyden Rock Metropolitan District No. 10, In the City of Arvada, Colorado, Limited Tax General Obligation Bonds, Refunding and Improvement Series 20016A, 5.000%, 12/01/45	12/21 at 103.00	N/R	1,006,676
500	Littleton Village Metropolitan District No. 2, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Series 2015, 5.375%, 12/01/45	12/20 at 103.00	N/R	502,605
860	Mountain Shadows Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Refunding Series 2016, 5.000%, 12/01/35	12/25 at 100.00	N/R	885,465
5,155	North Range Metropolitan District 1, Adams County, Colorado, General Obligation Bonds, Series 2016B, 3.500%, 12/01/45	12/25 at 100.00	Baa1	4,918,643
	North Range Metropolitan District No. 2 , In the City of Commerce City, Adams County, Colorado , Limited Tax General Obligation and Special Revenue and Improvement Bonds, Refunding Series 2017A:
1,000	5.625%, 12/01/37	12/22 at 103.00	N/R	1,008,570
1,000	5.750%, 12/01/47	12/22 at 103.00	N/R	1,008,830
585	Overlook Metropolitan District in the Town of Parker, Douglas County, Colorado, General Obligation Limited Tax Bonds, Series 2016A, 5.500%, 12/01/46	12/21 at 103.00	N/R	567,801
	Park 70 Metropolitan District, City of Aurora, Colorado, General Obligation Refunding and Improvement Bonds, Series 2016:
660	5.000%, 12/01/36	12/26 at 100.00	Baa3	695,805
1,060	5.000%, 12/01/46	12/26 at 100.00	Baa3	1,111,431
660	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue Bonds, Refunding Series 2015A, 5.000%, 12/01/45	12/25 at 100.00	A	735,227
880	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue Refunding Bonds, Series 2011, 6.125%, 12/01/41 (Pre-refunded 12/01/20) – AGM Insured	12/20 at 100.00	A2 (4)	968,158
5,435	Poudre Tech Metro District, Colorado, Unlimited Property Tax Supported Revenue Bonds, Refunding & Improvement Series 2010A, 5.000%, 12/01/39 – AGM Insured	12/20 at 100.00	AA	5,667,727
2,760	Prairie Center Metopolitan District No. 3, In the City of Brighton, Adams County, Colorado, Limited Property Tax Supported Primary Improvements Revenue Bonds, Refunding Series 2017A, 5.000%, 12/15/41	12/26 at 100.00	N/R	2,828,117
	Reata South Metropolitan District, Douglas County, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2018:
1,310	5.375%, 12/01/37	12/23 at 103.00	N/R	1,326,126
2,765	5.500%, 12/01/47	12/23 at 103.00	N/R	2,803,489
1,180	Regional Transportation District, Colorado, Certificates of Participation, Series 2010A, 5.375%, 6/01/31	6/20 at 100.00	A	1,249,880

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity Bonds, Series 2010:
$ 6,500	6.500%, 1/15/30	7/20 at 100.00	Baa3	$6,911,710
3,750	6.000%, 1/15/41	7/20 at 100.00	Baa3	3,926,100
1,280	Sierra Ridge Metropolitan District 2, Douglas County, Colorado, General Obligation Bonds, Limited Tax Series 2016A, 5.500%, 12/01/46	12/21 at 103.00	N/R	1,311,475
930	SouthGlenn Metropolitan District, Colorado, Special Revenue Bonds, Refunding Series 2016, 5.000%, 12/01/46	12/21 at 103.00	N/R	946,070
1,000	St. Vrain Lakes Metropolitan District No. 2, Weld County, Colorado, Limited Tax General Obligation Bonds, Series 2017A, 5.000%, 12/01/37	12/22 at 103.00	N/R	997,470
	Sterling Ranch Community Authority Board, Douglas County, Colorado, Limited Tax Supported Revenue Bonds, Senior Series 2015A:
500	5.500%, 12/01/35	12/20 at 103.00	N/R	512,475
1,000	5.750%, 12/01/45	12/20 at 103.00	N/R	1,028,520
500	Table Mountain Metropolitan District, Jefferson County, Colorado, Limited Tax General Obligation Bonds, Series 2016A, 5.250%, 12/01/45	12/21 at 103.00	N/R	521,265
8,500	University of Colorado Hospital Authority, Colorado, Revenue Bonds, Series 2012A, 5.000%, 11/15/42	11/22 at 100.00	AA-	9,340,140
361,080	Total Colorado			323,925,727
	Connecticut – 0.5% (0.3% of Total Investments)
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Healthcare Facility Expansion Church Home of Hartford Inc. Project, Series 2016A:
590	5.000%, 9/01/46	9/26 at 100.00	BB	615,464
740	5.000%, 9/01/53	9/26 at 100.00	BB	768,364
10,105	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Quinnipiac University, Refunding Series 2015L, 4.125%, 7/01/41	7/25 at 100.00	A-	10,383,292
3,250	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Wesleyan University, Series 2010G, 5.000%, 7/01/39 (Pre-refunded 7/01/20)	7/20 at 100.00	Aa3 (4)	3,456,148
14,685	Total Connecticut			15,223,268
	Delaware – 0.2% (0.1% of Total Investments)
2,615	Delaware Economic Development Authority, Exempt Facility Revenue Bonds, Indian River Power LLC Project, Series 2010, 5.375%, 10/01/45	10/20 at 100.00	Baa3	2,727,314
	Kent County, Delaware, Student Housing & Dining Facility Revenue Bonds, Collegiate Housing Foundation - Dover LLC Delaware State University Project, Series 2018A:
1,100	5.000%, 7/01/53	1/28 at 100.00	BBB-	1,176,637
1,000	5.000%, 7/01/58	1/28 at 100.00	BBB-	1,061,640
4,715	Total Delaware			4,965,591
	District of Columbia – 1.4% (0.9% of Total Investments)
3,780	District of Columbia Student Dormitory Revenue Bonds, Provident Group - Howard Properties LLC Issue, Series 2013, 5.000%, 10/01/45	10/22 at 100.00	BB+	3,782,570
6,205	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2001, 6.500%, 5/15/33	No Opt. Call	Baa1	7,022,571

NVG	Nuveen AMT-Free Municipal Credit Income Fund (continued)
Portfolio of Investments July 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	District of Columbia (continued)
$ 186,000	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 0.000%, 6/15/46	9/18 at 100.00	N/R	$32,890,380
1,500	District of Columbia, Revenue Bonds, Ingleside at Rock Creek Project, Series 2017A, 5.000%, 7/01/42	7/24 at 103.00	N/R	1,578,150
197,485	Total District of Columbia			45,273,671
	Florida – 6.5% (4.1% of Total Investments)
990	Bexley Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Series 2016, 4.700%, 5/01/36	5/26 at 100.00	N/R	1,008,790
19,000	Cape Coral, Florida, Water and Sewer Revenue Bonds, Refunding Series 2011, 5.000%, 10/01/41 (Pre-refunded 10/01/21) – AGM Insured	10/21 at 100.00	A (4)	20,873,590
	Capital Trust Agency, Florida, Revenue Bonds, Babcock Neighborhood School Inc, Series 2018:
1,290	6.100%, 8/15/38	8/28 at 100.00	N/R	1,299,585
1,045	6.200%, 8/15/48	8/28 at 100.00	N/R	1,051,949
	Capital Trust Agency, Florida, Revenue Bonds, Odyssey Charter School Project, Series 2017A:
1,065	5.375%, 7/01/37	7/27 at 100.00	BB	1,070,559
1,470	5.500%, 7/01/47	7/27 at 100.00	BB	1,475,057
	Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter School Project, Series 2017A:
6,050	5.125%, 6/15/37	6/27 at 100.00	N/R	5,812,719
1,890	5.250%, 6/15/47	6/27 at 100.00	N/R	1,796,634
880	Capital Trust Agency, Florida, Revenue Bonds, Viera Charter School Project, Series 2017A, 5.000%, 10/15/37	10/27 at 100.00	Ba2	892,241
4,670	City of Miami Beach, Florida, Stormwater Revenue Bonds, Series 2015, 5.000%, 9/01/41	9/25 at 100.00	AA-	5,214,382
1,025	Cityplace Community Development District, Florida, Special Assessement and Revenue Bonds, Refunding Series 2012, 5.000%, 5/01/26	No Opt. Call	A	1,140,784
1,480	Collier County Educational Facilities Authority, Florida, Revenue Bonds, Hodges University, Refunding Series 2013, 6.125%, 11/01/43	11/23 at 100.00	BBB-	1,631,108
	Creekside at Twin Creeks Community Development District, Florida, Special Assessment Bonds, Area 1 Project, Series 2016A-1:
245	5.250%, 11/01/37	11/28 at 100.00	N/R	252,820
320	5.600%, 11/01/46	11/28 at 100.00	N/R	334,256
295	Creekside at Twin Creeks Community Development District, Florida, Special Assessment Bonds, Area 1 Project, Series 2016A-2, 5.625%, 11/01/35	No Opt. Call	N/R	310,517
	Davie, Florida, Educational Facilities Revenue Bonds, Nova Southeastern University Project, Refunding Series 2013A:
3,445	6.000%, 4/01/42	4/23 at 100.00	Baa1	3,893,126
1,720	5.625%, 4/01/43	4/23 at 100.00	Baa1	1,906,379
5,000	Davie, Florida, Educational Facilities Revenue Bonds, Nova Southeastern University Project, Refunding Series 2018, 5.000%, 4/01/48	4/28 at 100.00	Baa1	5,536,700
4,000	Davie, Florida, Water and Sewerage Revenue Bonds, Series 2011, 5.000%, 10/01/41 – AGM Insured	10/21 at 100.00	Aa3	4,328,880

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Downtown Doral Community Development District, Florida, Special Assessment Bonds, Series 2015:
$ 280	5.250%, 5/01/35	5/26 at 100.00	N/R	$285,690
315	5.300%, 5/01/36	5/26 at 100.00	N/R	321,388
475	5.500%, 5/01/45	5/26 at 100.00	N/R	480,030
655	5.500%, 5/01/46	5/26 at 100.00	N/R	661,524
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Classical Preparatory Incorporated Project, Series 2017A:
255	6.000%, 6/15/37	6/26 at 100.00	N/R	264,851
665	6.125%, 6/15/46	6/26 at 100.00	N/R	690,682
415	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Classical Preparatory Incorporated Project, Series 2018A, 6.000%, 6/15/37	6/26 at 100.00	N/R	412,647
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Upper School Project, Series 2017C:
2,375	5.650%, 7/01/37	7/27 at 101.00	N/R	2,342,320
3,735	5.750%, 7/01/47, 144A	7/27 at 101.00	N/R	3,662,578
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Florida Charter Foundation Inc. Projects, Series 2016A:
1,485	6.250%, 6/15/36	6/26 at 100.00	N/R	1,531,347
2,075	4.750%, 7/15/36	7/26 at 100.00	N/R	2,025,968
3,770	6.375%, 6/15/46	6/26 at 100.00	N/R	3,881,102
1,335	5.000%, 7/15/46, 144A	7/26 at 100.00	N/R	1,317,151
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School Income Projects, Series 2015A:
3,090	6.000%, 6/15/35, 144A	6/25 at 100.00	N/R	3,256,644
2,015	6.125%, 6/15/46	6/25 at 100.00	N/R	2,095,419
550	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2014A, 6.125%, 6/15/44	6/24 at 100.00	N/R	572,523
4,430	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Southwest Charter Foundation Inc Projects, Series 2017A, 6.125%, 6/15/47	6/27 at 100.00	N/R	4,408,780
100	Florida Municipal Loan Council, Revenue Bonds, Series 2003B, 5.250%, 12/01/18	10/18 at 100.00	Baa2	100,339
1,435	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, South Parcel Assessment Area Project, Series 2016, 4.750%, 5/01/36	5/26 at 100.00	N/R	1,446,006
560	Hillsborough County Industrial Development Authority, Florida, Industrial Development Revenue Bonds, University Community Hospital, Series 1994, 6.500%, 8/15/19 – NPFG Insured (ETM)	No Opt. Call	Aaa	573,899
	Indian Trace Development District, Florida, Water Management Special Benefit Assessment Bonds, Series 2005:
1,645	5.000%, 5/01/25 – NPFG Insured	10/18 at 100.00	Baa2	1,651,777
1,830	5.000%, 5/01/27 – NPFG Insured	10/18 at 100.00	Baa2	1,835,929
600	Jacksonville, Florida, Better Jacksonville Sales Tax Revenue Bonds, Refunding Series 2012, 5.000%, 10/01/30	10/22 at 100.00	A+	659,448

NVG	Nuveen AMT-Free Municipal Credit Income Fund (continued)
Portfolio of Investments July 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$ 2,215	Jacksonville, Florida, Educational Facilities Revenue Bonds, Jacksonville University Project, Series 2018B, 5.000%, 6/01/53, 144A	6/28 at 100.00	N/R	$2,323,624
1,000	Lakeland, Florida, Hospital System Revenue Bonds, Lakeland Regional Health, Refunding Series 2011, 5.000%, 11/15/25	11/21 at 100.00	A2	1,084,950
625	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Del Webb Project, Series 2017, 5.000%, 5/01/37	5/27 at 100.00	N/R	652,862
4,125	Martin County Health Facilities Authority, Florida, Hospital Revenue Bonds, Martin Memorial Medical Center, Series 2015, 5.000%, 11/15/45	11/24 at 100.00	Baa1	4,333,312
	Miami Dade County Industrial Development Authority, Florida, Educational Facilities Revenue Bonds, South Florida Autism Charter School Project, Series 2017:
1,080	5.875%, 7/01/37	7/27 at 100.00	N/R	1,069,600
1,920	6.000%, 7/01/47, 144A	7/27 at 100.00	N/R	1,893,946
5,965	Miami Dade County, Florida, Rickenbacker Causeway Revenue Bonds, Series 2014, 5.000%, 10/01/43	10/24 at 100.00	BBB+	6,568,061
2,130	Miami Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Miami Jewish Health System Inc. Project, Series 2017, 5.125%, 7/01/46	7/27 at 100.00	BBB	2,339,954
1,545	Miami, Florida, Special Obligation Non-Ad Valorem Revenue Bonds, Refunding Series 2011A, 6.000%, 2/01/31 (Pre-refunded 2/01/21) – AGM Insured	2/21 at 100.00	A+ (4)	1,706,360
5,000	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Series 2014A, 5.000%, 7/01/44	7/24 at 100.00	A	5,515,300
10,100	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2008B, 5.000%, 10/01/41 (Pre-refunded 10/01/18) – AGM Insured	10/18 at 100.00	A2 (4)	10,161,913
2,500	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010A-1, 5.375%, 10/01/41	10/20 at 100.00	A	2,680,500
2,500	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010B, 5.000%, 10/01/30	10/20 at 100.00	A	2,656,350
2,400	Miami-Dade County, Florida, Special Obligation Bonds, Refunding Subordinate Series 2012B, 5.000%, 10/01/37	10/22 at 100.00	A2	2,615,928
6,305	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2013A, 5.000%, 10/01/42	10/22 at 100.00	A+	6,877,494
4,785	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 53, Series 2015, 5.350%, 8/01/35	8/26 at 100.00	N/R	5,135,358
4,250	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando Health, Inc., Series 2012A, 5.000%, 10/01/42	4/22 at 100.00	A	4,602,580
230	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Sinai Residences of Boca Raton Project, Series 2014A, 7.250%, 6/01/34	6/22 at 102.00	N/R	262,892
60	Pasco County, Florida, Water and Sewer Revenue Bonds, Refunding Series 2006, 5.000%, 10/01/36 – AGM Insured	10/18 at 100.00	Aa2	60,181
	Port Saint Lucie, Florida, Utility System Revenue Bonds, Refunding Series 2009:
800	5.000%, 9/01/35 (Pre-refunded 9/01/18) – AGC Insured	9/18 at 100.00	A1 (4)	802,400
7,730	5.000%, 9/01/35 (Pre-refunded 9/01/18) – AGC Insured	9/18 at 100.00	A1 (4)	7,753,499
515	5.250%, 9/01/35 (Pre-refunded 9/01/18) – AGC Insured	9/18 at 100.00	A1 (4)	516,648
4,935	5.250%, 9/01/35 (Pre-refunded 9/01/18) – AGC Insured	9/18 at 100.00	A1 (4)	4,950,989

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$ 825	Reunion West Community Development District, Florida, Special Assessment Bonds, Area 3 Project, Series 2016, 5.000%, 11/01/46	11/26 at 100.00	N/R	$837,193
2,745	Seminole County, Florida, Water and Sewer Revenue Bonds, Refunding & Improvement Series 1992, 6.000%, 10/01/19 – NPFG Insured (ETM)	No Opt. Call	Aa2 (4)	2,819,719
	Six Mile Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 2, Series 2016:
255	4.750%, 11/01/28	11/27 at 100.00	N/R	258,478
430	5.375%, 11/01/36	11/27 at 100.00	N/R	440,187
935	South Fork III Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2016, 5.375%, 5/01/37	5/27 at 100.00	N/R	958,188
1,200	St. Lucie County, Florida, Utility System Revenue Refunding Bonds, Series 1993, 5.500%, 10/01/21 – FGIC Insured (ETM)	No Opt. Call	N/R (4)	1,330,836
8,060	Tallahassee, Florida, Health Facilities Revenue Bonds, Tallahassee Memorial HealthCare Inc. Project, Series 2016A, 5.000%, 12/01/55	12/25 at 100.00	Baa1	8,588,414
400	Tamarac, Florida, Utility System Revenue Bonds, Series 2009, 5.000%, 10/01/39 (Pre-refunded 10/01/19) – AGC Insured	10/19 at 100.00	AA (4)	416,132
4,100	Tampa, Florida, Health System Revenue Bonds, Baycare Health System, Series 2012A, 5.000%, 11/15/33	5/22 at 100.00	Aa2	4,481,915
1,125	Tampa, Florida, Healthcare System Revenue Bonds, Allegany Health System - St. Joseph's Hospital, Series 1993, 5.125%, 12/01/23 – NPFG Insured (ETM)	12/18 at 100.00	Aaa	1,128,094
10,095	Tampa-Hillsborough County Expressway Authority, Florida, Revenue Bonds, Refunding Series 2012B, 5.000%, 7/01/42 (Pre-refunded 7/01/22)	7/22 at 100.00	A2 (4)	11,233,514
2,000	Volusia County Educational Facilities Authority, Florida, Revenue Bonds, Embry-Riddle Aeronautical University, Inc. Project, Refunding Series 2011, 5.000%, 10/15/29 (Pre-refunded 10/15/21) – AGM Insured	10/21 at 100.00	A- (4)	2,196,300
5,000	Volusia County Educational Facilities Authority, Florida, Revenue Bonds, Stetson University Inc. Project, Series 2015, 5.000%, 6/01/40	6/25 at 100.00	A-	5,544,850
199,855	Total Florida			211,106,639
	Georgia – 4.3% (2.7% of Total Investments)
	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series 2009B:
5,915	5.375%, 11/01/39 – AGM Insured	11/19 at 100.00	A+	6,172,953
11,085	5.375%, 11/01/39 (Pre-refunded 11/01/19) – AGM Insured	11/19 at 100.00	AA (4)	11,612,092
20,015	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Oglethorpe Power Corporation Vogtle Project, Series 2017C, 4.125%, 11/01/45	2/28 at 100.00	Baa1	19,965,163
10,030	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Oglethorpe Power Corporation Vogtle Project, Series 2017D, 4.125%, 11/01/45	2/28 at 100.00	Baa1	10,005,025
2,825	Cherokee County Water and Sewerage Authority, Georgia, Revenue Bonds, Refunding Series 2007, 4.000%, 8/01/26	8/20 at 100.00	AA	2,926,078
4,000	Cobb County Kennestone Hospital Authority, Georgia, Revenue Anticipation Certificates, Refunding Series 2012, 5.000%, 4/01/28	4/23 at 100.00	A	4,371,120
10,500	Cobb County Kennestone Hospital Authority, Georgia, Revenue Anticipation Certificates, Wellstar Health System, Series 2017A, 5.000%, 4/01/47	4/27 at 100.00	A	11,568,900
1,250	DeKalb County Hospital Authority, Georgia, Anticipation Certificates Revenue Bonds, DeKalb Medical Center, Inc. Project, Series 2010, 6.000%, 9/01/30	9/20 at 100.00	BB	1,333,663

NVG	Nuveen AMT-Free Municipal Credit Income Fund (continued)
Portfolio of Investments July 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Georgia (continued)
$ 2,000	Fairburn, Georgia, General Obligation Bonds, Series 2011, 5.750%, 12/01/31 (Pre-refunded 12/01/21) – AGM Insured	12/21 at 100.00	A2 (4)	$2,251,460
	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc., Series 2010B:
1,180	5.250%, 2/15/37	2/20 at 100.00	AA-	1,233,690
3,820	5.250%, 2/15/37 (Pre-refunded 2/15/20)	2/20 at 100.00	N/R (4)	4,024,141
960	5.125%, 2/15/40	2/20 at 100.00	AA-	999,360
3,090	5.125%, 2/15/40 (Pre-refunded 2/15/20)	2/20 at 100.00	N/R (4)	3,249,289
15,305	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc., Series 2014A, 5.500%, 8/15/54	2/25 at 100.00	AA-	17,540,907
	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2018A:
6,760	3.950%, 12/01/43	6/27 at 100.00	AAA	6,789,812
5,000	4.000%, 12/01/48	6/27 at 100.00	AAA	5,010,850
10,825	Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project J Bonds, Series 2015A, 5.000%, 7/01/60	7/25 at 100.00	A2	11,513,253
2,250	Gwinnett County Hospital Authority, Georgia, Revenue Anticipation Certificates, Gwinnett Hospital System Inc. Project, Series 2007C, 5.500%, 7/01/39 – AGM Insured	7/19 at 100.00	A2	2,322,585
1,300	Macon-Bibb County Urban Development Authority, Georgia, Revenue Bonds, Academy for Classical Education, Series 2017, 5.750%, 6/15/37	6/27 at 100.00	N/R	1,342,731
4,000	Marietta Development Authority, Georgia, University Facilities Revenue Bonds, Life University, Inc. Project, Refunding Series 2017A, 5.000%, 11/01/37	11/27 at 100.00	Ba3	4,271,320
1,000	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Refunding Series 2012C, 5.250%, 10/01/27	10/22 at 100.00	Baa2	1,079,280
10,090	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Series 2015, 5.000%, 10/01/40	10/25 at 100.00	Baa2	10,764,416
1,710	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Certificates, South Georgia Medical Center Project, Series 2011B, 5.000%, 10/01/41	10/21 at 100.00	AA-	1,842,457
134,910	Total Georgia			142,190,545
	Guam – 0.0% (0.0% of Total Investments)
650	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013, 5.500%, 7/01/43	7/23 at 100.00	BBB-	707,193
	Hawaii – 0.4% (0.2% of Total Investments)
1,500	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Chaminade University of Honolulu, Series 2015A, 5.000%, 1/01/45	1/25 at 100.00	Ba2	1,486,905
5,000	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific Health Obligated Group, Series 2013A, 5.500%, 7/01/43	7/23 at 100.00	A1	5,569,450
170	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific University, Series 2013A, 6.875%, 7/01/43	7/23 at 100.00	BB	178,811
5,075	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Queens Health Systems, Series 2015A, 4.000%, 7/01/40	7/25 at 100.00	A1	5,148,435
11,745	Total Hawaii			12,383,601

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Idaho – 0.8% (0.5% of Total Investments)
	Idaho Health Facilities Authority, Revenue Bonds, Kootenai Health Project, Series 2014:
$ 3,300	4.375%, 7/01/34	7/24 at 100.00	A	$3,389,001
12,495	4.750%, 7/01/44	7/24 at 100.00	A	12,997,174
250	Idaho Health Facilities Authority, Revenue Bonds, Madison Memorial Hospital Project, Refunding Series 2016, 5.000%, 9/01/37	9/26 at 100.00	BB+	265,865
8,730	Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's Health System Project, Series 2012A, 5.000%, 3/01/47 – AGM Insured	3/22 at 100.00	A-	9,248,300
1,000	Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's Health System Project, Series 2014A, 4.125%, 3/01/37	3/24 at 100.00	A-	1,014,170
25,775	Total Idaho			26,914,510
	Illinois – 25.9% (16.3% of Total Investments)
675	Bolingbrook, Illinois, General Obligation Bonds, Refunding Series 2013A, 5.000%, 1/01/25	7/23 at 100.00	A2	754,549
67,135	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2016, 6.000%, 4/01/46	4/27 at 100.00	A	78,568,762
1,000	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2017, 5.000%, 4/01/46	4/27 at 100.00	A	1,074,830
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues Series 2011A:
6,210	5.500%, 12/01/39	12/21 at 100.00	B2	6,384,191
1,865	5.000%, 12/01/41	12/21 at 100.00	B2	1,887,678
5,175	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues Series 2012A, 5.000%, 12/01/42	12/22 at 100.00	B2	5,216,711
8,400	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017B, 7.000%, 12/01/42	12/27 at 100.00	B+	10,084,452
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017H:
5,835	5.000%, 12/01/36	12/27 at 100.00	B+	6,036,949
4,940	5.000%, 12/01/46	12/27 at 100.00	B+	5,061,870
2,720	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2008C, 5.000%, 12/01/29	12/18 at 100.00	B2	2,724,352
38,905	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2016A, 7.000%, 12/01/44	12/25 at 100.00	B+	45,287,365
14,805	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2016B, 6.500%, 12/01/46	12/26 at 100.00	BB-	16,952,761
19,585	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2017A, 7.000%, 12/01/46, 144A	12/27 at 100.00	B+	23,445,791
1,315	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1, 0.000%, 12/01/30 – NPFG Insured	No Opt. Call	B+	750,549
2,235	Chicago Transit Authority, Illinois, Capital Grant Receipts Revenue Bonds, Federal Transit Administration Section 5307 Urbanized Area Formula Funds, Refunding Series 2011, 5.250%, 6/01/26 – AGM Insured	6/21 at 100.00	A2	2,403,139
1,100	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2011, 5.250%, 12/01/40	12/21 at 100.00	A3	1,173,887

NVG	Nuveen AMT-Free Municipal Credit Income Fund (continued)
Portfolio of Investments July 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$ 12,215	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2014, 5.250%, 12/01/49	12/24 at 100.00	AA	$13,543,137
7,700	Chicago, Illinois, General Airport Revenue Bonds, O'Hare International Airport, Third Lien Refunding Series 2010C, 5.250%, 1/01/35 – AGC Insured	1/20 at 100.00	A2	8,032,717
	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999:
1,500	0.000%, 1/01/31 – NPFG Insured	No Opt. Call	BBB-	872,805
32,670	0.000%, 1/01/32 – FGIC Insured	No Opt. Call	BBB-	18,103,100
12,360	0.000%, 1/01/37 – FGIC Insured	No Opt. Call	BBB-	5,301,698
960	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2007A, 5.000%, 1/01/27 – AMBAC Insured	10/18 at 100.00	Ba1	963,072
2,500	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2014A, 5.250%, 1/01/33	1/24 at 100.00	Ba1	2,632,025
17,605	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2017A, 6.000%, 1/01/38	1/27 at 100.00	BBB-	19,870,763
4,220	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2009C, 5.000%, 1/01/34	1/19 at 100.00	Ba1	4,247,810
1,000	Chicago, Illinois, General Obligation Bonds, Project Series 2011A, 5.250%, 1/01/35	1/21 at 100.00	Ba1	1,018,540
10,200	Chicago, Illinois, General Obligation Bonds, Project Series 2012A, 5.000%, 1/01/33	1/22 at 100.00	Ba1	10,472,952
2,605	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C, 5.000%, 1/01/38	1/26 at 100.00	BBB-	2,736,500
3,000	Chicago, Illinois, Wastewater Transmission Revenue Bonds, Second Lien Series 2008C, 5.000%, 1/01/39	1/25 at 100.00	A	3,224,310
10,000	Cook County Community College District 508, Illinois, General Obligation Bonds, Chicago City Colleges, Series 2013, 5.250%, 12/01/43	12/23 at 100.00	BBB	10,418,600
	DeKalb, Kane, LaSalle, Lee, Ogle, Winnebago and Boone Counties Community College District 523, Illinois, General Obligation Bonds, Kishwaukee Community College, Series 2011B:
2,500	0.000%, 2/01/33	2/21 at 100.00	AA-	1,035,725
2,000	0.000%, 2/01/34	2/21 at 100.00	AA-	767,780
	Illinois Educational Facilities Authority, Revenue Bonds, Field Museum of Natural History, Series 2002.RMKT:
2,500	4.450%, 11/01/36	11/25 at 102.00	A	2,597,875
3,400	5.500%, 11/01/36	11/23 at 100.00	A	3,714,670
3,295	Illinois Educational Facilities Authority, Revenue Bonds, Robert Morris College, Series 2000, 5.800%, 6/01/30 – NPFG Insured	12/18 at 100.00	Baa2	3,302,941
	Illinois Finance Authority, Charter School Revenue Bonds, Intrinsic Charter Schools Belmont School Project, Series 2015A:
1,700	5.750%, 12/01/35	12/25 at 100.00	N/R	1,738,573
115	6.000%, 12/01/45	12/25 at 100.00	N/R	117,447
	Illinois Finance Authority, Illinois, Rosalind Franklin University Revenue Bonds, Research Building Project, Series 2017C:
1,000	5.000%, 8/01/42	8/27 at 100.00	BBB+	1,085,960
1,000	5.000%, 8/01/46	8/27 at 100.00	BBB+	1,082,800
1,000	5.000%, 8/01/47	8/27 at 100.00	BBB+	1,081,220

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$ 6,500	Illinois Finance Authority, Recovery Zone Facility Revenue Bonds, Navistar International Corporation Project, Series 2010, 6.750%, 10/15/40	10/20 at 100.00	B2	$6,878,300
39,675	Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence Health Network, Series 2016C, 4.000%, 2/15/41	2/27 at 100.00	Aa2	40,802,563
6,750	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2012, 5.000%, 9/01/38	9/22 at 100.00	BB+	7,063,673
	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2014A:
1,485	5.000%, 9/01/34	9/24 at 100.00	BB+	1,590,881
19,025	5.000%, 9/01/42	9/24 at 100.00	BB+	20,200,555
1,750	Illinois Finance Authority, Revenue Bonds, Ingalls Health System, Series 2013, 4.250%, 5/15/43	5/22 at 100.00	Baa2	1,762,688
4,300	Illinois Finance Authority, Revenue Bonds, Memorial Health System, Series 2009, 5.500%, 4/01/34	4/19 at 100.00	A1	4,409,607
15,805	Illinois Finance Authority, Revenue Bonds, Mercy Health Corporation, Series 2016, 5.000%, 12/01/46	6/26 at 100.00	A3	17,100,694
1,630	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial HealthCare, Series 2013, 5.000%, 8/15/37	8/22 at 100.00	Aa2	1,775,689
	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A:
25	7.750%, 8/15/34 (Pre-refunded 8/15/19)	8/19 at 100.00	N/R (4)	26,579
2,475	7.750%, 8/15/34 (Pre-refunded 8/15/19)	8/19 at 100.00	N/R (4)	2,631,296
1,435	Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of Chicago, Series 2013A, 6.000%, 7/01/43	7/23 at 100.00	A-	1,588,789
	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Refunding Series 2015C:
560	5.000%, 8/15/35	8/25 at 100.00	Baa1	608,703
6,140	5.000%, 8/15/44	8/25 at 100.00	Baa1	6,579,317
5,735	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series 2009, 7.000%, 8/15/44 (Pre-refunded 8/15/19)	8/19 at 100.00	N/R (4)	6,053,120
8,960	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Series 2011A, 6.000%, 8/15/41 – AGM Insured	8/21 at 100.00	A2	9,868,544
	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series 2011C:
1,150	5.500%, 8/15/41 (Pre-refunded 2/15/21)	2/21 at 100.00	AA- (4)	1,253,224
4,500	5.500%, 8/15/41 (Pre-refunded 2/15/21) (UB) (5)	2/21 at 100.00	AA- (4)	4,903,920
20,000	Illinois Finance Authority, Revenue Bonds, University of Chicago, Refunding Series 2015A, 5.000%, 10/01/46 (UB) (5)	10/25 at 100.00	AA-	22,152,600
19,975	Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2012A, 5.000%, 10/01/51	10/21 at 100.00	AA-	21,346,084
3,665	Illinois Sports Facility Authority, State Tax Supported Bonds, Refunding Series 2014, 5.250%, 6/15/31 – AGM Insured	6/24 at 100.00	BBB-	4,008,594

NVG	Nuveen AMT-Free Municipal Credit Income Fund (continued)
Portfolio of Investments July 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Illinois State, General Obligation Bonds, February Series 2014:
$ 3,200	5.250%, 2/01/32	2/24 at 100.00	BBB-	$3,385,920
2,000	5.250%, 2/01/33	2/24 at 100.00	BBB-	2,111,160
1,575	5.250%, 2/01/34	2/24 at 100.00	BBB-	1,659,373
7,500	5.000%, 2/01/39	2/24 at 100.00	BBB-	7,754,625
5,000	Illinois State, General Obligation Bonds, June Series 2016, 4.000%, 6/01/35	6/26 at 100.00	BBB-	4,729,500
	Illinois State, General Obligation Bonds, May Series 2014:
510	5.000%, 5/01/36	5/24 at 100.00	BBB-	529,819
3,245	5.000%, 5/01/39	5/24 at 100.00	BBB-	3,361,041
	Illinois State, General Obligation Bonds, November Series 2016:
11,800	5.000%, 11/01/40	11/26 at 100.00	BBB-	12,342,682
13,200	5.000%, 11/01/41	11/26 at 100.00	BBB-	13,797,696
31,355	Illinois State, General Obligation Bonds, November Series 2017D, 5.000%, 11/01/28	11/27 at 100.00	BBB-	33,731,709
5,000	Illinois State, General Obligation Bonds, October Series 2016, 5.000%, 2/01/29	2/27 at 100.00	BBB-	5,346,050
1,500	Illinois State, General Obligation Bonds, Refunding Series 2008, 5.000%, 4/01/22	10/18 at 100.00	BBB-	1,504,860
2,625	Illinois State, General Obligation Bonds, Refunding Series 2010, 5.000%, 1/01/24	1/20 at 100.00	BBB-	2,682,068
	Illinois State, General Obligation Bonds, Refunding Series 2012:
3,035	5.000%, 8/01/21	No Opt. Call	BBB-	3,190,847
1,725	5.000%, 8/01/22	No Opt. Call	BBB-	1,828,000
3,425	5.000%, 8/01/23	No Opt. Call	BBB-	3,658,654
1,190	5.000%, 8/01/25	8/22 at 100.00	BBB-	1,249,702
	Illinois State, General Obligation Bonds, Series 2013:
2,000	5.250%, 7/01/31	7/23 at 100.00	BBB-	2,109,540
2,990	5.500%, 7/01/38	7/23 at 100.00	BBB-	3,149,995
5,000	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2013A, 5.000%, 1/01/35	1/23 at 100.00	AA-	5,490,700
18,920	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2015A, 5.000%, 1/01/40	7/25 at 100.00	AA-	20,967,333
1,395	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Tender Option Bond Trust 2015-XF0051, 15.009%, 1/01/38, 144A (IF)	1/23 at 100.00	AA-	1,925,895
7,400	Macon County School District 61 Decatur, Illinois, General Obligation Bonds, Series 2011A, 5.250%, 1/01/37 – AGM Insured	1/21 at 100.00	A2	7,904,162
17,500	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2012B, 5.000%, 6/15/52	6/22 at 100.00	BB+	18,044,775
540	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2015B, 5.000%, 6/15/52	12/25 at 100.00	BB+	569,911
	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2015A:
2,890	0.000%, 12/15/52	No Opt. Call	BB+	538,320
5,185	5.000%, 6/15/53	12/25 at 100.00	BB+	5,468,827
5,700	5.500%, 6/15/53	12/25 at 100.00	BB+	6,191,511

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Refunding Bonds, Series 2010A:
$ 3,650	5.500%, 6/15/50 (Pre-refunded 6/15/20)	6/20 at 100.00	BBB- (4)	$3,904,077
11,365	5.500%, 6/15/50	6/20 at 100.00	BB+	11,650,034
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Capital Appreciation Refunding Series 2010B-1:
25,000	0.000%, 6/15/44 – AGM Insured	No Opt. Call	BBB-	7,986,750
43,200	0.000%, 6/15/45 – AGM Insured	No Opt. Call	BBB-	13,170,816
10,000	0.000%, 6/15/46 – AGM Insured	No Opt. Call	BBB-	2,909,000
41,205	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Refunding Series 2010B-2, 5.000%, 6/15/50	6/20 at 100.00	BB+	41,997,784
8,750	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 1994B, 0.000%, 6/15/28 – NPFG Insured	No Opt. Call	BB+	5,850,688
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A:
18,085	0.000%, 12/15/24 – NPFG Insured	No Opt. Call	BB+	14,309,756
20,045	0.000%, 12/15/35 – AGM Insured	No Opt. Call	BBB-	9,573,692
1,846	Plano, Illinois, Special Tax Bonds, Special Service Area 1 & 2 Lakewood Springs Project, Refunding Series 2014, 5.000%, 3/01/34 – AGM Insured	3/24 at 100.00	AA	1,985,225
2,600	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 2000A, 6.500%, 7/01/30 – NPFG Insured	No Opt. Call	A2	3,343,444
3,900	Rosemont Village, Illinois, General Obligation Bonds, Corporate Purpose Series 2011A, 5.600%, 12/01/35 (Pre-refunded 12/01/20) – AGM Insured	12/20 at 100.00	A2 (4)	4,248,816
7,025	Southwestern Illinois Development Authority, Health Facility Revenue Bonds, Memorial Group, Inc., Series 2013, 7.625%, 11/01/48 (Pre-refunded 11/01/23)	11/23 at 100.00	N/R (4)	8,931,515
4,000	Southwestern Illinois Development Authority, School Revenue Bonds, Triad School District 2, Madison County, Illinois, Series 2006, 0.000%, 10/01/25 – NPFG Insured	No Opt. Call	Baa2	3,080,400
12,125	Springfield, Illinois, Electric Revenue Bonds, Senior Lien Series 2015, 5.000%, 3/01/40 – AGM Insured	3/25 at 100.00	A2	13,259,900
	Will County Community Unit School District 201U, Crete-Monee, Illinois, General Obligation Bonds, Capital Appreciation Series 2004:
780	0.000%, 11/01/22 – NPFG Insured (ETM)	No Opt. Call	Baa2 (4)	706,025
2,550	0.000%, 11/01/22 – NPFG Insured	No Opt. Call	Baa2	2,279,292
6,415	Will County School District 122, New Lenox, Illinois, General Obligation Bonds, Capital Appreciation School Series 2004D, 0.000%, 11/01/24 – AGM Insured	No Opt. Call	Aa3	5,368,842

NVG	Nuveen AMT-Free Municipal Credit Income Fund (continued)
Portfolio of Investments July 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Williamson & Johnson Counties Community Unit School District 2, Marion, Illinois, General Obligation Bonds, Series 2011:
$ 930	7.000%, 12/01/21 – AGM Insured	12/20 at 100.00	A2	$1,027,920
1,035	7.000%, 12/01/22 – AGM Insured	12/20 at 100.00	A2	1,140,994
1,155	7.000%, 12/01/23 – AGM Insured	12/20 at 100.00	A2	1,273,284
1,065	7.000%, 12/01/26 – AGM Insured	12/20 at 100.00	A2	1,168,976
2,085	7.250%, 12/01/29 (Pre-refunded 12/01/20) – AGM Insured	12/20 at 100.00	A2 (4)	2,344,666
2,295	7.250%, 12/01/30 (Pre-refunded 12/01/20) – AGM Insured	12/20 at 100.00	A2 (4)	2,580,819
888,996	Total Illinois			847,693,666
	Indiana – 3.8% (2.4% of Total Investments)
	Allen County, Indiana, Economic Development Revenue Bonds, Fort Wayne Project, Senior Series 2017A-1:
500	6.625%, 1/15/34	1/24 at 104.00	N/R	539,005
675	6.750%, 1/15/43	1/24 at 104.00	N/R	726,678
1,605	Chesterton, Indiana, Economic Development Revenue Bonds, Storypoint Chesterton Project, Series 2016, 6.250%, 1/15/43	1/24 at 104.00	N/R	1,674,432
2,640	Crown Point Multi-School Building Corporation, Indiana, First Mortgage Bonds, Crown Point Community School Corporation, Series 2000, 0.000%, 1/15/24 – NPFG Insured	No Opt. Call	Baa2	2,310,475
12,040	Indiana Finance Authority, Educational Facilities Revenue Bonds, Valparaiso University Project, Series 2014, 5.000%, 10/01/44	10/24 at 100.00	A3	13,158,636
365	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2010, 6.000%, 12/01/26	6/20 at 100.00	B	374,296
125	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2011, 6.000%, 12/01/19	No Opt. Call	B	128,955
10,750	Indiana Finance Authority, Health System Revenue Bonds, Franciscan Alliance, Inc Obligated Group, Series 2016A, 4.000%, 11/01/51	11/25 at 100.00	Aa3	10,803,320
10,190	Indiana Finance Authority, Hospital Revenue Bonds, Community Health Network Project, Series 2012A, 5.000%, 5/01/42	5/23 at 100.00	A	10,972,796
5,000	Indiana Finance Authority, Revenue Bonds, Trinity Health Care Group, Refunding Series 2010B, 5.000%, 12/01/37 (Pre-refunded 12/01/20)	12/20 at 100.00	AA- (4)	5,367,000
13,880	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2011B, 5.000%, 10/01/41	10/21 at 100.00	A2	14,981,517
17,970	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2014A, 5.000%, 10/01/44	10/24 at 100.00	A	20,269,082
5,000	Indianapolis Local Public Improvement Bond Bank Bonds, Indiana, Revenue Bonds, PILOT Infrastructure Project, Series 2010F, 5.000%, 1/01/35 (Pre-refunded 1/01/20) – AGM Insured	1/20 at 100.00	AA (4)	5,236,650
	Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E:
10,000	0.000%, 2/01/26 – AMBAC Insured	No Opt. Call	A	8,100,300
20,000	0.000%, 2/01/28 – AMBAC Insured	No Opt. Call	A	14,933,000

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Indiana (continued)
	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project Series 2009A:
$ 2,855	5.500%, 1/01/38 (Pre-refunded 1/01/19) – AGC Insured	1/19 at 100.00	Aa3 (4)	$2,904,163
11,760	5.500%, 1/01/38 – AGC Insured	1/19 at 100.00	A+	11,951,218
125,355	Total Indiana			124,431,523
	Iowa – 3.2% (2.0% of Total Investments)
10,000	Iowa Finance Authority, Health Facilities Revenue Bonds, UnityPoint Health Project, Series 2013A, 5.250%, 2/15/44	2/23 at 100.00	A1	10,802,000
10,690	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013, 5.250%, 12/01/25	12/23 at 100.00	B-	11,431,031
18,290	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2016, 5.875%, 12/01/27	6/19 at 105.00	B-	19,422,882
21,280	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2018B, 5.250%, 12/01/50 (Mandatory Put 12/01/22)	12/22 at 105.00	B	22,637,451
	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C:
8,285	5.375%, 6/01/38	10/18 at 100.00	B2	8,374,644
2,200	5.500%, 6/01/42	10/18 at 100.00	B2	2,223,804
21,420	5.625%, 6/01/46	10/18 at 100.00	B	21,667,187
8,400	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B, 5.600%, 6/01/34	10/18 at 100.00	B2	8,487,192
100,565	Total Iowa			105,046,191
	Kansas – 0.7% (0.4% of Total Investments)
	Kansas Development Finance Authority, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Series 2010A:
1,240	5.000%, 1/01/40	1/20 at 100.00	AA-	1,288,050
8,140	5.000%, 1/01/40 (Pre-refunded 1/01/20)	1/20 at 100.00	N/R (4)	8,519,406
1,000	Lenexa, Kansas, Health Care Facilities Revenue Bonds, Lakeview Village Inc, Series 2017A, 5.000%, 5/15/43	5/27 at 100.00	BB+	1,061,230
	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Bonds, Vacation Village Project Area 1 and 2A, Series 2015:
4,870	5.000%, 9/01/27	9/25 at 100.00	N/R	5,226,533
2,380	5.750%, 9/01/32	9/25 at 100.00	N/R	2,543,696
2,495	6.000%, 9/01/35	9/25 at 100.00	N/R	2,680,553
20,125	Total Kansas			21,319,468
	Kentucky – 2.7% (1.7% of Total Investments)
4,565	Christian County, Kentucky, Hospital Revenue Bonds, Jennie Stuart Medical Center, Series 2016, 5.500%, 2/01/44	2/26 at 100.00	BB+	4,897,789
6,675	Kentucky Bond Development Corporation, Tax Increment Revenue Bonds, Summit Lexington Project, Series 2016A, 4.400%, 10/01/24	No Opt. Call	N/R	6,452,722

NVG	Nuveen AMT-Free Municipal Credit Income Fund (continued)
Portfolio of Investments July 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Kentucky (continued)
	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro Health, Refunding Series 2017A:
$ 7,850	5.000%, 6/01/37	6/27 at 100.00	BB+	$8,471,170
3,280	5.000%, 6/01/41	6/27 at 100.00	BB+	3,496,677
5,240	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro Medical Health System, Series 2010A, 6.000%, 6/01/30 (Pre-refunded 6/01/20)	6/20 at 100.00	BB+ (4)	5,639,340
6,015	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro Medical Health System, Series 2010B, 6.375%, 3/01/40 (Pre-refunded 6/01/20)	6/20 at 100.00	BB+ (4)	6,513,824
	Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky Information Highway Project, Senior Series 2015A:
4,345	5.000%, 7/01/37	7/25 at 100.00	Baa2	4,693,643
7,370	5.000%, 7/01/40	7/25 at 100.00	Baa2	7,873,002
10,245	5.000%, 1/01/45	7/25 at 100.00	Baa2	10,924,961
	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds, Downtown Crossing Project, Convertible Capital Appreciation Series 2013C:
4,360	0.000%, 7/01/43 (6)	7/31 at 100.00	Baa3	4,100,624
7,510	0.000%, 7/01/46 (6)	7/31 at 100.00	Baa3	7,090,491
	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds, Downtown Crossing Project, Series 2013A:
2,390	5.750%, 7/01/49	7/23 at 100.00	Baa3	2,611,577
480	6.000%, 7/01/53	7/23 at 100.00	Baa3	530,419
	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 93, Refunding Series 2009:
715	5.250%, 2/01/20 – AGC Insured	2/19 at 100.00	AA	728,306
5,560	5.250%, 2/01/20 (Pre-refunded 2/01/19) – AGC Insured	2/19 at 100.00	AA (4)	5,667,642
1,135	5.250%, 2/01/24 (Pre-refunded 2/01/19) – AGC Insured	2/19 at 100.00	AA (4)	1,156,974
8,865	5.250%, 2/01/24 (Pre-refunded 2/01/19) – AGC Insured	2/19 at 100.00	AA (4)	9,036,626
86,600	Total Kentucky			89,885,787
	Louisiana – 1.6% (1.0% of Total Investments)
2,980	Ascension Parish Industrial development Board, Louisiana, Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.000%, 7/01/36	7/23 at 100.00	N/R	3,206,212
4,330	Jefferson Parish Hospital District1, Louisiana, Hospital Revenue Bonds, West Jefferson Medical Center, Refunding Series 2011A, 6.000%, 1/01/39 (Pre-refunded 1/01/21) – AGM Insured	1/21 at 100.00	A2 (4)	4,752,218
5,000	Lafayette Public Trust Financing Authority, Louisiana, Revenue Bonds, Ragin' Cajun Facilities Inc. Housing & Parking Project, Series 2010, 5.500%, 10/01/41 (Pre-refunded 10/01/20) – AGM Insured	10/20 at 100.00	AA (4)	5,403,000
5,100	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Projects, Refunding Series 2017, 3.500%, 11/01/32	11/27 at 100.00	Baa3	5,004,579

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Louisiana (continued)
	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our Lady Health System, Series 1998A:
$ 135	5.750%, 7/01/25 – AGM Insured (UB)	No Opt. Call	A2	$164,998
9,865	5.750%, 7/01/25 – AGM Insured (UB)	No Opt. Call	A2	11,230,316
11,000	Louisiana Public Facilities Authority, Revenue Bonds, Loyola University Project, Refunding Series 2017, 0.000%, 10/01/46 (6)	10/33 at 100.00	BBB	9,580,230
2,290	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2017, 4.000%, 5/15/42	5/27 at 100.00	A3	2,293,252
	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2015:
1,000	4.250%, 5/15/40	5/25 at 100.00	A3	1,023,040
6,970	5.000%, 5/15/47	5/25 at 100.00	A3	7,587,542
1,000	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding Series 2014, 4.250%, 6/01/34	6/24 at 100.00	A-	1,031,210
49,670	Total Louisiana			51,276,597
	Maine – 0.9% (0.6% of Total Investments)
7,530	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2013, 5.000%, 7/01/43	7/23 at 100.00	Ba1	7,815,011
	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2016A:
5,280	4.000%, 7/01/41	7/26 at 100.00	Ba1	4,998,787
5,565	4.000%, 7/01/46	7/26 at 100.00	Ba1	5,192,089
1,050	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Maine General Medical Center, Series 2011, 6.750%, 7/01/41	7/21 at 100.00	Ba3	1,131,932
10,000	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Mainehealth Issue, Series 2015, 5.000%, 7/01/39	7/24 at 100.00	A+	10,917,500
29,425	Total Maine			30,055,319
	Maryland – 1.4% (0.9% of Total Investments)
1,000	Howard County, Maryland, Special Obligation Bonds, Downtown Columbia Project, Series 2017A, 4.375%, 2/15/39	2/26 at 100.00	N/R	1,012,470
2,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Adventist Healthcare, Series 2011A, 6.000%, 1/01/26	1/22 at 100.00	Baa3	2,768,125
13,315	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Adventist Healthcare, Series 2016A, 5.500%, 1/01/46	1/27 at 100.00	BB+	14,840,233
10,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health System, Series 2015, 5.000%, 7/01/47	7/25 at 100.00	A+	10,991,100
2,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Peninsula Regional Medical Center Issue, Refunding Series 2015, 5.000%, 7/01/45	7/24 at 100.00	A3	2,687,625
3,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System Issue, Series 2013A, 5.000%, 7/01/43	7/22 at 100.00	A-	3,237,210

NVG	Nuveen AMT-Free Municipal Credit Income Fund (continued)
Portfolio of Investments July 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Maryland (continued)
	Prince George's County Revenue Authority, Maryland, Special Obligation Bonds, Suitland-Naylor Road Project, Series 2016:
$ 2,000	4.750%, 7/01/36	1/26 at 100.00	N/R	$1,952,760
2,300	5.000%, 7/01/46	1/26 at 100.00	N/R	2,286,200
	Rockville Mayor and Council, Maryland, Economic Development Revenue Bonds, Series 2017B:
1,335	4.250%, 11/01/37	11/24 at 103.00	BB	1,360,512
1,250	4.500%, 11/01/43	11/24 at 103.00	BB	1,287,113
1,950	5.000%, 11/01/47	11/24 at 103.00	BB	2,107,209
41,150	Total Maryland			44,530,557
	Massachusetts – 3.6% (2.3% of Total Investments)
9,500	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds, Commonwealth Contract Assistance Secured, Refunding Series 2010B, 5.000%, 1/01/35	1/20 at 100.00	AA	9,893,870
3,125	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds, Refunding Senior Lien Series 2010B, 5.000%, 1/01/37	1/20 at 100.00	A3	3,249,219
25,000	Massachusetts Development Finance Agency Revenue Bonds, CareGroup Issue, Series 2018J-2, 5.000%, 7/01/53	7/28 at 100.00	Baa1	27,393,250
	Massachusetts Development Finance Agency Revenue Bonds, Lawrence General Hospital Issue, Series 2014A:
2,245	5.250%, 7/01/34	7/24 at 100.00	BB+	2,428,237
6,195	5.500%, 7/01/44	7/24 at 100.00	BB+	6,720,584
	Massachusetts Development Finance Agency Revenue Refunding Bonds, NewBridge on the Charles, Inc. Issue, Series 2017:
2,310	5.000%, 10/01/47	10/22 at 105.00	BB+	2,469,182
6,580	5.000%, 10/01/57	10/22 at 105.00	BB+	6,986,907
14,555	Massachusetts Development Finance Agency, Resource Recovery Revenue Refunding Bonds, Covanta Energy Project, Series 2012B, 4.875%, 11/01/42	9/18 at 100.00	BB-	14,559,803
	Massachusetts Development Finance Agency, Revenue Bonds, Emerson College, Series 2015:
4,020	4.500%, 1/01/45	1/25 at 100.00	Baa2	4,132,600
2,950	5.000%, 1/01/45	1/25 at 100.00	Baa2	3,167,091
6,000	Massachusetts Development Finance Authority, Revenue Bonds, WGBH Educational Foundation, Series 2002A, 5.750%, 1/01/42 – AMBAC Insured	No Opt. Call	AA-	7,966,080
5,330	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Harvard University, Tender Option Bond Trust 2016-XL0017, 11.795%, 12/15/34 (Pre-refunded 12/15/19), 144A (IF) (5)	12/19 at 100.00	AAA	6,076,786
1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Massachusetts Eye and Ear Infirmary, Series 2010C, 5.375%, 7/01/35 (Pre-refunded 7/01/20)	7/20 at 100.00	N/R (4)	1,068,510
7,405	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Massachusetts Institute of Technology, Series 2002K, 5.500%, 7/01/32 (UB) (5)	No Opt. Call	AAA	9,695,737

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Massachusetts (continued)
	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Suffolk University, Refunding Series 2009A:
$ 770	5.750%, 7/01/39	7/19 at 100.00	Baa2	$789,135
1,530	5.750%, 7/01/39 (Pre-refunded 7/01/19)	7/19 at 100.00	N/R (4)	1,589,211
2,800	Massachusetts Housing Finance Agency, Housing Bonds, Series 2014D, 3.875%, 12/01/39	6/24 at 100.00	AA-	2,821,000
4,560	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Senior Series 2013A, 5.000%, 5/15/43	5/23 at 100.00	Aa2	5,042,858
425	Massachusetts Water Pollution Abatement Trust, Revenue Bonds, MWRA Loan Program, Subordinate Series 1999A, 5.750%, 8/01/29	10/18 at 100.00	AAA	426,547
1,245	Springfield Water and Sewer Commission, Massachusetts, General Revenue Bonds, Refunding Series 2010B, 5.000%, 11/15/30 (Pre-refunded 11/15/20) – AGC Insured	11/20 at 100.00	A3 (4)	1,338,163
107,545	Total Massachusetts			117,814,770
	Michigan – 2.9% (1.8% of Total Investments)
5,490	Detroit City School District, Wayne County, Michigan, Unlimited Tax School Building and Site Improvement Bonds, Series 2001A, 6.000%, 5/01/29 – AGM Insured (UB)	No Opt. Call	AA	6,506,528
2,985	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds, Refunding Senior Lien Series 2012A, 5.250%, 7/01/39	7/22 at 100.00	A-	3,246,158
	Kalamazoo Hospital Finance Authority, Michigan, Hospital Revenue Refunding Bonds, Bronson Methodist Hospital, Remarketed Series 2006:
895	5.250%, 5/15/36 – AGM Insured	5/20 at 100.00	A2	938,014
1,105	5.250%, 5/15/36 (Pre-refunded 5/15/20) – AGM Insured	5/20 at 100.00	A2 (4)	1,172,891
	Michigan Finance Authority, Hospital Revenue Bonds, Sparrow Obligated Group, Refunding Series 2015:
4,495	4.000%, 11/15/35	5/25 at 100.00	A+	4,607,645
2,550	4.000%, 11/15/36	5/25 at 100.00	A+	2,607,732
	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2011MI:
10	5.000%, 12/01/39 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R (4)	10,999
3,240	5.000%, 12/01/39	12/21 at 100.00	AA-	3,529,721
10,000	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Series 2016MI, 5.000%, 12/01/45 (UB) (5)	6/26 at 100.00	AA- (4)	11,178,900
4,000	Michigan Public Power Agency, AFEC Project Revenue Bonds, Series 2012A, 5.000%, 1/01/43	1/22 at 100.00	BBB	4,200,560
	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2011-II-A:
2,750	5.375%, 10/15/36	10/21 at 100.00	AA-	3,030,170
8,260	5.375%, 10/15/41	10/21 at 100.00	AA-	9,082,613
	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System, Refunding Series 2009:
5,500	5.625%, 11/15/29 (Pre-refunded 11/15/19)	11/19 at 100.00	N/R (4)	5,779,840
10,585	5.750%, 11/15/39 (Pre-refunded 11/15/19)	11/19 at 100.00	N/R (4)	11,140,289
13,855	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series 2009C, 5.000%, 12/01/48	6/22 at 100.00	AA-	14,855,331

NVG	Nuveen AMT-Free Municipal Credit Income Fund (continued)
Portfolio of Investments July 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Michigan (continued)
$ 3,050	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2008A, 6.875%, 6/01/42	9/18 at 100.00	B2	$3,056,984
1,150	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital, Refunding Series 2009V, 8.250%, 9/01/39 (Pre-refunded 9/01/18)	9/18 at 100.00	Aaa	1,156,429
	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County Airport, Series 2015D:
3,550	5.000%, 12/01/40	12/25 at 100.00	A	3,969,361
3,600	5.000%, 12/01/45	12/25 at 100.00	A	4,012,812
87,070	Total Michigan			94,082,977
	Minnesota – 0.7% (0.5% of Total Investments)
	Baytown Township, Minnesota Charter School Lease Revenue Bonds, Saint Croix Preparatory Academy, Refunding Series 2016A:
155	4.000%, 8/01/36	8/26 at 100.00	BB+	149,214
440	4.000%, 8/01/41	8/26 at 100.00	BB+	413,486
2,000	Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Prairie Seeds Academy Project, Refunding Series 2015A, 5.000%, 3/01/34	3/25 at 100.00	BB+	2,054,040
1,720	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge Academy Project, Series 2015A, 5.500%, 7/01/50	7/25 at 100.00	BB+	1,824,301
1,410	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Hiawatha Academies Project, Series 2016A, 5.000%, 7/01/47	7/24 at 102.00	N/R	1,403,528
	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health Services, Series 2008B:
840	6.500%, 11/15/38 (Pre-refunded 11/15/18) – AGC Insured	11/18 at 100.00	A2 (4)	852,533
4,625	6.500%, 11/15/38 – AGC Insured	11/18 at 100.00	A2	4,693,172
1,000	Minneapolis-Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Children's Health Care, Series 2004A-1 Remarketed, 4.625%, 8/15/29 – AGM Insured	8/20 at 100.00	A2	1,045,570
	Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Stride Academy Project, Series 2016A:
405	5.000%, 4/01/36	4/26 at 100.00	CCC-	244,612
605	5.000%, 4/01/46	4/26 at 100.00	CCC-	364,585
2,500	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Facility Revenue Bonds, HealthPartners Obligated Group, Refunding Series 2015A, 4.000%, 7/01/35	7/25 at 100.00	A2	2,569,925
235	Saint Paul Housing and Redevelopment Authority, Minnesota, Multifamily Housing Revenue Bonds, 2700 University at Westgate Station, Series 2015B, 4.250%, 4/01/25	4/23 at 100.00	N/R	237,606
	St. Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds, HealthEast Inc., Series 2015A:
900	5.250%, 11/15/35 (Pre-refunded 11/15/20)	11/20 at 100.00	A+ (4)	968,157
2,785	5.000%, 11/15/40 (Pre-refunded 11/15/25)	11/25 at 100.00	A+ (4)	3,278,502
3,190	5.000%, 11/15/44 (Pre-refunded 11/15/25)	11/25 at 100.00	A+ (4)	3,755,268
22,810	Total Minnesota			23,854,499

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Mississippi – 0.2% (0.1% of Total Investments)
$ 5,445	Mississippi Development Bank, Special Obligation Bonds, Gulfport Water and Sewer System Project, Series 2005, 5.250%, 7/01/24 – AGM Insured	No Opt. Call	A2	$ 6,094,970
	Missouri – 1.7% (1.1% of Total Investments)
2,820	Chesterfield Valley Transportation Development District, Missouri, Transportation Sales Tax Revenue Bonds, Series 2015, 3.625%, 5/15/31	5/23 at 100.00	A-	2,804,180
	Kansas City Industrial Development Authority, Missouri, Sales Tax Revenue Bonds, Ward Parkway Center Community Improvement District, Senior Refunding & Improvement Series 2016:
400	5.000%, 4/01/36	4/26 at 100.00	N/R	413,344
1,520	5.000%, 4/01/46, 144A	4/26 at 100.00	N/R	1,547,010
15,000	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds, Series 2004B-1, 0.000%, 4/15/28 – AMBAC Insured	No Opt. Call	A1	10,866,600
3,345	Kirkwood Industrial Development Authority, Missouri, Retirement Community Revenue Bonds, Aberdeen Heights Project, Refunding Series 2017A, 5.250%, 5/15/50	5/27 at 100.00	BB	3,547,607
	Liberty, Missouri, Special Obligation Tax Increment and Special Districts Bonds, Liberty Commons Project, Series 2015A:
1,575	5.750%, 6/01/35	6/25 at 100.00	N/R	1,546,571
1,055	6.000%, 6/01/46	6/25 at 100.00	N/R	1,046,433
2,460	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Saint Louis College of Pharmacy, Series 2013, 5.500%, 5/01/43	5/23 at 100.00	BBB	2,637,735
	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Saint Louis College of Pharmacy, Series 2015B:
1,410	5.000%, 5/01/40	11/23 at 100.00	BBB	1,491,794
2,000	5.000%, 5/01/45	11/23 at 100.00	BBB	2,110,160
7,040	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, CoxHealth, Series 2013A, 5.000%, 11/15/48	11/23 at 100.00	A2	7,510,202
2,250	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Heartland Regional Medical Center, Series 2012, 5.000%, 2/15/43	2/22 at 100.00	A1	2,407,680
1,010	Plaza at Noah's Ark Community Improvement District, Saint Charles, Missouri, Tax Increment and Improvement District Revenue Bonds, Series 2015, 5.000%, 5/01/30	5/21 at 100.00	N/R	991,456
4,125	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Series 2005, 5.500%, 7/01/29 – NPFG Insured	No Opt. Call	A-	5,100,315
15,350	Springfield Public Building Corporation, Missouri, Lease Revenue Bonds, Jordan Valley Park Projects, Series 2000A, 0.000%, 6/01/30 – AMBAC Insured	No Opt. Call	N/R	9,118,668
405	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village of Sunset Hills, Series 2013A, 5.875%, 9/01/43	9/23 at 100.00	BBB+	457,443
	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Saint Andrew's Resources for Seniors, Series 2015A:
1,550	5.000%, 12/01/35	12/25 at 100.00	N/R	1,628,446
455	5.125%, 12/01/45	12/25 at 100.00	N/R	478,360
63,770	Total Missouri			55,704,004

NVG	Nuveen AMT-Free Municipal Credit Income Fund (continued)
Portfolio of Investments July 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Montana – 0.1% (0.1% of Total Investments)
	Kalispell, Montana, Housing and Healthcare Facilities Revenue Bonds, Immanuel Lutheran Corporation, Series 2017A:
$ 1,175	5.250%, 5/15/37	5/25 at 102.00	N/R	$1,237,416
375	5.250%, 5/15/47	5/25 at 102.00	N/R	392,426
3,000	Montana Facility Finance Authority, Hospital Revenue Bonds, Benefis Health System Obligated Group, Series 2011A, 5.750%, 1/01/31 (Pre-refunded 1/01/21) – AGM Insured	1/21 at 100.00	A2 (4)	3,278,640
4,550	Total Montana			4,908,482
	Nebraska – 1.2% (0.7% of Total Investments)
10,665	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Refunding Crossover Series 2017A, 5.000%, 9/01/42	No Opt. Call	BBB+	12,690,923
4,435	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Series 2012, 5.000%, 9/01/32	9/22 at 100.00	BBB+	4,853,487
580	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Nebraska Methodist Health System, Refunding Series 2015, 5.000%, 11/01/45	11/25 at 100.00	A-	632,519
	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska Methodist Health System, Refunding Series 2015:
2,090	4.125%, 11/01/36	11/25 at 100.00	A-	2,137,903
2,325	5.000%, 11/01/48	11/25 at 100.00	A-	2,526,252
4,010	Lincoln County Hospital Authority 1, Nebraska, Hospital Revenue and Refunding Bonds, Great Plains Regional Medical Center Project, Series 2012, 5.000%, 11/01/42	11/21 at 100.00	A-	4,245,988
5,000	Municipal Energy Agency of Nebraska, Power Supply System Revenue and Refunding Bonds, Series 2009A, 5.375%, 4/01/39 (Pre-refunded 4/01/19) – BHAC Insured	4/19 at 100.00	A (4)	5,131,450
6,000	Scotts Bluff County Hospital Authority 1, Nebraska, Hospital Revenue Bonds, Regional West Medical Center Project, Refunding & Improvement Series 2016A, 5.250%, 2/20/37	2/27 at 100.00	BBB+	6,310,500
35,105	Total Nebraska			38,529,022
	Nevada – 1.7% (1.0% of Total Investments)
5,350	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2009C, 5.000%, 7/01/26 – AGM Insured	7/19 at 100.00	Aa3	5,515,796
	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran International Airport, Series 2010A:
24,020	5.250%, 7/01/39 – AGM Insured	1/20 at 100.00	Aa3	25,192,176
14,515	5.250%, 7/01/42	1/20 at 100.00	A+	15,217,091
410	Director of the State of Nevada Department of Business and Industry, Charter School Lease Revenue Bonds, Somerset Academy, Series 2018A, 5.000%, 12/15/38	12/25 at 100.00	BB	422,714
1,000	Las Vegas, Neveda, Sales Tax Increment Revenue Bonds, Symphony Park Tourism Improvement District, Series 2016, 4.375%, 6/15/35	6/21 at 100.00	N/R	929,290
500	Neveda State Director of the Department of Business and Industry, Charter School Revenue Bonds, Doral Academy of Nevada, Series 2017A, 5.000%, 7/15/37	7/25 at 100.00	BB+	513,270
1,140	North Las Vegas, Nevada, General Obligation Bonds, Wastewater Reclamation System Series 2006, 5.000%, 10/01/25 – NPFG Insured	10/18 at 100.00	BB	1,141,414
4,000	Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding Bonds, ReTrac-Reno Transporation Rail Access Corridor Project, Series 2018A, 4.000%, 6/01/43	12/28 at 100.00	A3	4,054,000

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Nevada (continued)
$ 5,000	Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding Capital Appreciation Bonds, ReTrac-Reno Transporation Rail Access Corridor Project, Series 2018C, 0.000%, 7/01/58	No Opt. Call	N/R	$558,250
1,100	Washoe County, Nevada, Highway Revenue, Motor Vehicle Fuel Tax Bonds, Series 2013, 5.000%, 2/01/38	2/19 at 100.00	A+	1,116,687
57,035	Total Nevada			54,660,688
	New Hampshire – 0.2% (0.1% of Total Investments)
5,000	New Hampshire Business Finance Authority, Revenue Bonds, Elliot Hospital Obligated Group Issue, Series 2009A, 6.125%, 10/01/39 (Pre-refunded 10/01/19)	10/19 at 100.00	BBB (4)	5,266,300
500	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Kendal at Hanover, Series 2016, 5.000%, 10/01/40	10/26 at 100.00	BBB+	536,305
5,500	Total New Hampshire			5,802,605
	New Jersey – 6.4% (4.0% of Total Investments)
	New Jersey Economic Development Authority, School Facilities Construction Bonds, Refunding Series 2016BBB:
34,310	5.500%, 6/15/29	12/26 at 100.00	BBB+	39,410,868
2,110	5.500%, 6/15/30	12/26 at 100.00	BBB+	2,415,422
	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2005N-1:
6,835	5.500%, 9/01/24 – AMBAC Insured	No Opt. Call	BBB+	7,794,429
5,000	5.500%, 9/01/28 – NPFG Insured	No Opt. Call	BBB+	5,899,000
11,975	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2015WW, 5.250%, 6/15/40	6/25 at 100.00	BBB+	12,947,969
2,335	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Series 2012K-K, 5.000%, 3/01/23	9/22 at 100.00	BBB+	2,529,856
600	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Refunding Series 2011, 6.000%, 7/01/26	7/21 at 100.00	BB+	638,622
1,500	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Series 2007, 5.750%, 7/01/37	10/18 at 100.00	BB+	1,503,735
2,325	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Barnabas Health, Refunding Series 2014A, 5.000%, 7/01/44	7/24 at 100.00	A+	2,537,017
	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes, Series 2016A-1:
5,945	5.000%, 6/15/27	6/26 at 100.00	Baa1	6,692,821
4,000	5.000%, 6/15/28	6/26 at 100.00	Baa1	4,482,480
2,015	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital Appreciation Series 2010A, 0.000%, 12/15/26	No Opt. Call	BBB+	1,463,212
2,150	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006A, 5.250%, 12/15/20	No Opt. Call	BBB+	2,301,037
20,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006C, 0.000%, 12/15/33 – AGM Insured	No Opt. Call	A-	10,750,600
10,295	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2011B, 5.000%, 6/15/42	6/21 at 100.00	BBB+	10,627,426

NVG	Nuveen AMT-Free Municipal Credit Income Fund (continued)
Portfolio of Investments July 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
$ 20,040	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2014AA, 5.000%, 6/15/44	6/24 at 100.00	BBB+	$21,174,865
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2015AA:
13,680	4.750%, 6/15/38	6/25 at 100.00	BBB+	14,357,434
5,245	5.250%, 6/15/41	6/25 at 100.00	BBB+	5,667,852
8,230	5.000%, 6/15/45	6/25 at 100.00	BBB+	8,740,013
33,200	New Jersey Turnpike Authority, Revenue Bonds, Refunding Series 2005D-1, 5.250%, 1/01/26 – AGM Insured	No Opt. Call	A2	39,329,384
	New Jersey Turnpike Authority, Revenue Bonds, Tender Option Bond Trust 2016-XF1057:
80	14.129%, 1/01/43 (Pre-refunded 7/01/22) (IF), 144A (5)	7/22 at 100.00	A+ (4)	113,909
120	14.129%, 1/01/43 (Pre-refunded 7/01/22) (IF), 144A (5)	7/22 at 100.00	AA- (4)	170,863
1,135	Rutgers State University, New Jersey, Revenue Bonds, Refunding Series 2013L, 5.000%, 5/01/43	5/23 at 100.00	A+	1,259,078
3,410	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46	6/28 at 100.00	BBB	3,661,794
1,330	Washington Township Board of Education, Mercer County, New Jersey, General Obligation Bonds, Series 2005, 5.250%, 1/01/26 – AGM Insured	No Opt. Call	A2	1,550,634
197,865	Total New Jersey			208,020,320
	New York – 5.0% (3.2% of Total Investments)
7,060	Build NYC Resource Corporation, New York, Revenue Bonds, Albert Einstein College of Medicine, Inc., Series 2015, 5.500%, 9/01/45, 144A	9/25 at 100.00	N/R	7,630,307
2,250	Dormitory Authority of the State of New York, Insured Revenue Bonds, Mount Sinai School of Medicine, Series 1994A, 5.150%, 7/01/24 – NPFG Insured	No Opt. Call	Baa2	2,556,270
9,700	Dormitory Authority of the State of New York, Revenue Bonds, Columbia University, Series 2017A, 5.000%, 10/01/47 (UB) (5)	No Opt. Call	AAA	12,816,610
4,070	Dormitory Authority of the State of New York, Revenue Bonds, Icahn School of Medicine at Mount Sinai, Refunding Series 2015A, 5.000%, 7/01/45	7/25 at 100.00	A-	4,478,628
7,225	Dormitory Authority of the State of New York, Revenue Bonds, Non State Supported Debt, Cornell University, Series 2010A, 5.000%, 7/01/35	7/20 at 100.00	AA	7,643,905
	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2015:
2,700	5.000%, 12/01/40	6/25 at 100.00	BBB-	2,928,663
5,600	5.000%, 12/01/45	6/25 at 100.00	BBB-	6,056,624
5	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2009A, 5.000%, 2/15/39 (Pre-refunded 2/15/19)	2/19 at 100.00	Aa1 (4)	5,099
	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Tender Option Bond Trust 2016-XF0525:
80	11.859%, 2/15/39 (IF), 144A	2/19 at 100.00	Aa1	84,724
1,255	11.859%, 2/15/39 (Pre-refunded 2/15/19) (IF), 144A	2/19 at 100.00	AAA	1,329,108
117	11.869%, 2/15/39 (IF), 144A	2/19 at 100.00	Aa1	123,918
1,880	11.869%, 2/15/39 (Pre-refunded 2/15/19) (IF), 144A	2/19 at 100.00	AAA	1,991,694

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
$ 2,695	Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Series 2017A, 6.240%, 2/01/47	2/27 at 100.00	N/R	$2,534,998
2,965	Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Series 2018A, 6.760%, 2/01/48	2/28 at 100.00	N/R	2,973,213
	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series 2011A:
105	5.250%, 2/15/47 (Pre-refunded 2/15/21)	2/21 at 100.00	Aa3 (4)	114,268
2,295	5.250%, 2/15/47	2/21 at 100.00	AA-	2,464,945
325	5.750%, 2/15/47	2/21 at 100.00	AA-	353,808
525	5.750%, 2/15/47 (Pre-refunded 2/15/21)	2/21 at 100.00	Aa3 (4)	577,831
6,075	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A, 5.000%, 5/01/36 (Pre-refunded 5/01/21) – AGM Insured	5/21 at 100.00	A- (4)	6,608,993
10,000	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2012A, 5.000%, 9/01/42	9/22 at 100.00	A-	10,935,400
4,315	Monroe County Industrial Development Corporation, New York, FHA Insured Mortgage Revenue Bonds, Unity Hospital of Rochestor Project, Series 2010, 5.500%, 8/15/40	2/21 at 100.00	AA	4,685,486
1,000	Nassau County Local Economic Assistance Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014, 5.000%, 7/01/31	7/24 at 100.00	Baa1	1,096,820
1,690	Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2006A-3, 5.000%, 6/01/35	10/18 at 100.00	B-	1,685,319
4,050	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Project PILOT, Series 2009A, 7.000%, 3/01/49 – AGC Insured	3/19 at 100.00	A3	4,175,064
11,570	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2015 Series BB-1, 5.000%, 6/15/46 (UB)	6/25 at 100.00	AA+	12,912,814
75	New York City, New York, General Obligation Bonds, Fiscal Series 2002G, 5.750%, 8/01/18	No Opt. Call	AA	75,000
5	New York City, New York, General Obligation Bonds, Fiscal Series 2005M, 5.000%, 4/01/26 – FGIC Insured	10/18 at 100.00	AA	5,015
28,615	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44, 144A	11/24 at 100.00	N/R	30,238,901
15	New York State Housing Finance Agency, Mortgage Revenue Refunding Bonds, Housing Project, Series 1996A, 6.125%, 11/01/20 – AGM Insured	11/18 at 100.00	A2	15,044
6,500	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 211, 3.750%, 10/01/43	4/27 at 100.00	Aa1	6,457,815
5,655	Onondaga Civic Development Corporation, New York, Revenue Bonds, Saint Joseph's Hospital Health Center Project, Series 2012, 5.000%, 7/01/42 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R (4)	6,315,391
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC Project, Eigth Series 2010:
8,550	5.500%, 12/01/31	12/20 at 100.00	BBB	9,221,773
3,155	6.000%, 12/01/36	12/20 at 100.00	BBB	3,444,661
10,360	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%, 6/01/48	6/27 at 100.00	N/R	10,611,955
152,482	Total New York			165,150,064

NVG	Nuveen AMT-Free Municipal Credit Income Fund (continued)
Portfolio of Investments July 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	North Carolina – 0.7% (0.5% of Total Investments)
$ 1,255	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Duke University Health System, Series 2009A, 5.000%, 6/01/39 (Pre-refunded 6/01/19)	6/19 at 100.00	Aa2 (4)	$1,291,834
10,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Duke University Health System, Series 2012A, 5.000%, 6/01/42	6/22 at 100.00	AA	10,903,600
4,715	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Vidant Health, Refunding Series 2012A, 5.000%, 6/01/36	6/22 at 100.00	A+	5,076,688
2,150	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, WakeMed, Refunding Series 2012A, 5.000%, 10/01/38	10/22 at 100.00	A2	2,357,668
2,150	North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds, Aldersgate United Retirement Community Inc., Refunding Series 2017A, 5.000%, 7/01/47	7/27 at 100.00	N/R	2,296,501
1,690	North Carolina Turnpike Authority, Monroe Expressway Toll Revenue Bonds, Series 2017A, 5.000%, 7/01/54	7/26 at 100.00	BBB-	1,837,064
540	Oak Island, North Carolina, Enterprise System Revenue Bonds, Series 2009, 6.000%, 6/01/34 (Pre-refunded 6/01/19) – AGC Insured	6/19 at 100.00	A2 (4)	560,061
22,500	Total North Carolina			24,323,416
	North Dakota – 1.9% (1.2% of Total Investments)
	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated Group, Series 2012:
7,000	5.000%, 12/01/29	12/21 at 100.00	Baa1	7,424,340
3,000	5.000%, 12/01/32	12/21 at 100.00	Baa1	3,168,210
2,245	5.000%, 12/01/35	12/21 at 100.00	Baa1	2,361,448
4,525	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated Group, Series 2017A, 5.000%, 12/01/42	12/27 at 100.00	Baa1	4,966,640
1,000	Grand Forks, North Dakota, Senior Housing & Nursing Facilities Revenue Bonds, Valley Homes and Services Obligated Group, Series 2017, 5.000%, 12/01/36	12/26 at 100.00	N/R	1,003,310
	Ward County Health Care, North Dakota, Revenue Bonds, Trinity Obligated Group, Series 2017C:
10,000	5.000%, 6/01/38	6/28 at 100.00	BBB-	10,950,400
10,915	5.000%, 6/01/43	6/28 at 100.00	BBB-	11,905,646
17,000	5.000%, 6/01/48	6/28 at 100.00	BBB-	18,470,500
	Williston Parks and Recreation District, North Dakota, Sales Tax & Gross Revenue Bonds, Series 2012A:
970	4.000%, 3/01/19	No Opt. Call	B	972,299
1,085	5.000%, 3/01/21	No Opt. Call	B	1,116,953
2,535	Williston, North Dakota, Multifamily Housing Revenue Bonds, Eagle Crest Apartments LLC Project, Series 2013, 7.750%, 9/01/38 (7)	9/23 at 100.00	N/R	1,014,000
60,275	Total North Dakota			63,353,746
	Ohio – 10.0% (6.3% of Total Investments)
4,185	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Revenue Bonds, Children's Hospital Medical Center, Improvement & Refunding Series 2012, 5.000%, 11/15/42	5/22 at 100.00	A1	4,476,067

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
	Allen County, Ohio, Hospital Facilities Revenue Bonds, Catholic Health Partners, Refunding and Improvement Series 2012A:
$ 2,540	4.000%, 5/01/33	5/22 at 100.00	A2	$2,573,426
1,930	5.000%, 5/01/33	5/22 at 100.00	A2	2,096,443
3,405	5.000%, 5/01/42	5/22 at 100.00	A2	3,662,043
100,000	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Second Subordinate Capital Appreciation Turbo Term Series 2007C, 0.000%, 6/01/52	10/18 at 100.00	N/R	4,544,000
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
43,300	5.125%, 6/01/24	9/18 at 100.00	Caa1	43,245,875
16,375	5.375%, 6/01/24	9/18 at 100.00	Caa1	16,375,327
20,820	5.875%, 6/01/30	9/18 at 100.00	Caa1	20,924,100
27,195	5.750%, 6/01/34	10/18 at 100.00	Caa1	27,263,259
2,715	6.000%, 6/01/42	9/18 at 100.00	B-	2,715,027
18,295	5.875%, 6/01/47	9/18 at 100.00	B-	18,452,520
10,000	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-3, 6.250%, 6/01/37	6/22 at 100.00	Caa1	10,474,600
1,000	Butler County Port Authority, Ohio, Revenue Bonds, StoryPoint Fairfield Project, Senior Series 2017A-1, 6.250%, 1/15/34	1/24 at 104.00	N/R	1,052,890
	Centerville, Ohio Health Care Improvement Revenue Bonds, Graceworks Lutheran Services, Refunding & Improvement Series 2017:
2,750	5.250%, 11/01/37	11/27 at 100.00	N/R	2,938,760
3,200	5.250%, 11/01/47	11/27 at 100.00	N/R	3,377,216
10,000	Chillicothe, Ohio, Hospital Facilities Revenue Bonds, Adena Health System Obligated Group Project, Refunding & Improvement Series 2017, 4.000%, 12/01/42	12/27 at 100.00	A-	10,022,800
	Cleveland Heights-University Heights City School District, Ohio, General Obligation Bonds, School Improvement Series 2014:
3,345	5.000%, 12/01/51	6/23 at 100.00	Aa3	3,637,353
4,965	5.000%, 12/01/51 (Pre-refunded 6/01/23)	6/23 at 100.00	N/R (4)	5,630,310
7,870	Franklin County, Ohio, Hospital Revenue Bonds, Nationwide Children's Hospital Project, Improvement Series 2012A, 5.000%, 11/01/42	5/22 at 100.00	Aa2	8,461,194
7,770	Franklin County, Ohio, Revenue Bonds, Trinity Health Credit Group, Series 2017A, 3.250%, 12/01/42	12/27 at 100.00	AA-	7,049,099
6,425	JobsOhio Beverage System, Ohio, Statewide Liquor Profits Revenue Bonds, Senior Lien Series 2013A, 5.000%, 1/01/38 (UB) (5)	1/23 at 100.00	Aa3	7,055,550

NVG	Nuveen AMT-Free Municipal Credit Income Fund (continued)
Portfolio of Investments July 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
	JobsOhio Beverage System, Ohio, Statewide Senior Lien Liquor Profits Revenue Bonds, Tender Option Bond Trust 2016-XG0052:
$ 390	15.086%, 1/01/38 (IF), 144A (5)	1/23 at 100.00	Aa3	$541,921
1,750	15.183%, 1/01/38 (IF), 144A (5)	1/23 at 100.00	AA	2,436,560
625	15.191%, 1/01/38 (IF), 144A (5)	1/23 at 100.00	Aa3	870,338
1,250	15.191%, 1/01/38 (IF), 144A (5)	1/23 at 100.00	AA	1,740,675
1,725	15.191%, 1/01/38 (IF), 144A (5)	1/23 at 100.00	Aa3	2,402,132
2,000	15.191%, 1/01/38 (IF), 144A (5)	1/23 at 100.00	Aa3	2,785,080
2,885	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series 2011A, 6.000%, 11/15/41 (Pre-refunded 11/15/21)	11/21 at 100.00	A+ (4)	3,265,907
	Middletown City School District, Butler County, Ohio, General Obligation Bonds, Refunding Series 2007:
4,380	5.250%, 12/01/27 – AGM Insured	No Opt. Call	A2	5,145,493
6,000	5.250%, 12/01/31 – AGM Insured	No Opt. Call	A2	7,154,880
12,000	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated Group Project, Series 2013, 5.000%, 2/15/48	2/23 at 100.00	Ba2	12,498,120
8,500	Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20 (7)	No Opt. Call	N/R	4,717,500
1,050	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009B, 3.100%, 3/01/23 (Mandatory Put 3/01/19) (7)	No Opt. Call	N/R	582,750
2,020	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Corporation Project, Refunding Series 2010B, 3.750%, 6/01/33 (Mandatory Put 6/01/20) (7)	No Opt. Call	N/R	1,121,100
1,000	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2006B, 3.125%, 1/01/34 (7)	10/18 at 100.00	N/R	555,000
20,765	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2009A, 4.375%, 6/01/33 (Mandatory Put 6/01/22) (7)	No Opt. Call	N/R	20,038,225
4,975	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Project, Junior Lien Series 2013A-1, 5.000%, 2/15/48	2/23 at 100.00	A+	5,411,606
1,240	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Projects, Junior Lien Convertible Series 2013A-3, 0.000%, 2/15/36 (6)	2/31 at 100.00	A+	1,206,793
1,130	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B, 4.000%, 12/01/33 (Mandatory Put 6/03/19) (7)	No Opt. Call	N/R	627,150
20,405	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2009A, 4.375%, 6/01/33 (Mandatory Put 6/01/22) (7)	No Opt. Call	N/R	19,690,825
20,480	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010B, 4.375%, 6/01/33 (Mandatory Put 6/01/22) (7)	No Opt. Call	N/R	19,763,200
1,610	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010C, 4.000%, 6/01/33 (Mandatory Put 6/03/19) (7)	No Opt. Call	N/R	893,550

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
	Southeastern Ohio Port Authority, Hosptial Facilities Revenue Bonds, Memorial Health System Obligated Group Project, Refunding and Improvement Series 2012:
$ 1,095	5.750%, 12/01/32	12/22 at 100.00	BB-	$1,179,906
870	6.000%, 12/01/42	12/22 at 100.00	BB-	937,425
1,615	Toledo Lucas County Port Authority, Ohio, Revenue Bonds, StoryPoint Waterville Project, Series 2016A-1, 6.125%, 1/15/34	1/24 at 104.00	N/R	1,686,884
1,330	Tuscarawas County Economic Development and Finance Alliance, Ohio, Higher Education Facilities Revenue Bonds, Ashland University, Refunding & Improvement Series 2015, 6.000%, 3/01/45	3/25 at 100.00	N/R	1,352,291
2,000	University of Akron, Ohio, General Receipts Bonds, Federally Taxable Build America Bonds, Series 2010B, 5.000%, 1/01/29 – AGM Insured	1/20 at 100.00	A1	2,087,200
421,175	Total Ohio			326,720,370
	Oklahoma – 0.7% (0.5% of Total Investments)
1,350	Fort Sill Apache Tribe of Oklahoma Economic Development Authority, Gaming Enterprise Revenue Bonds, Fort Sill Apache Casino, Series 2011A, 8.500%, 8/25/26, 144A	8/21 at 100.00	N/R	1,566,189
3,500	Grand River Dam Authority, Oklahoma, Revenue Bonds, Series 2010A, 5.250%, 6/01/40 (Pre-refunded 6/01/20)	6/20 at 100.00	A1 (4)	3,729,460
	Oklahoma City Water Utilities Trust, Oklahoma, Water and Sewer Revenue Bonds, Series 2011:
1,500	5.000%, 7/01/40	7/21 at 100.00	AAA	1,623,195
1,000	5.375%, 7/01/40	7/21 at 100.00	AAA	1,096,840
	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B:
2,900	5.250%, 8/15/43	8/28 at 100.00	BB+	3,279,146
5,290	5.500%, 8/15/52	8/28 at 100.00	BB+	6,048,745
3,530	5.500%, 8/15/57	8/28 at 100.00	BB+	4,020,494
2,340	Tulsa County Industrial Authority, Oklahoma, Senior Living Community Revenue Bonds, Montereau, Inc Project, Refunding Series 2017, 5.250%, 11/15/45	11/25 at 102.00	BBB-	2,578,586
21,410	Total Oklahoma			23,942,655
	Oregon – 0.3% (0.2% of Total Investments)
	Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds, Mirabella South Waterfront, Refunding Series 2014A:
1,000	5.400%, 10/01/44	10/24 at 100.00	N/R	1,067,870
800	5.500%, 10/01/49	10/24 at 100.00	N/R	856,360
	Oregon Department of Administrative Services, State Lottery Revenue Bonds, Series 2011A:
555	5.250%, 4/01/31	4/21 at 100.00	Aa2	602,003
3,445	5.250%, 4/01/31 (Pre-refunded 4/01/21)	4/21 at 100.00	N/R (4)	3,754,568
3,000	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Senior Lien Series 2009A, 5.000%, 11/15/33 (Pre-refunded 5/15/19)	5/19 at 100.00	Aa1 (4)	3,083,850
8,800	Total Oregon			9,364,651

NVG	Nuveen AMT-Free Municipal Credit Income Fund (continued)
Portfolio of Investments July 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania – 7.4% (4.6% of Total Investments)
	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2009:
$ 170	6.750%, 11/01/24	11/19 at 100.00	B	$173,868
195	6.875%, 5/01/30	11/19 at 100.00	B	198,333
2,000	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, University of Pittsburgh Medical Center, Series 2009A, 5.625%, 8/15/39	8/19 at 100.00	A+	2,077,320
3,335	Allegheny County Sanitary Authority, Pennsylvania, Sewer Revenue Bonds, Refunding Series 2010, 5.000%, 6/01/40 – AGM Insured	12/20 at 100.00	A1	3,538,869
2,540	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Refunding Project, Series 2017, 5.000%, 5/01/42	5/27 at 100.00	Ba1	2,741,346
1,245	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A, 4.000%, 1/01/35 (Mandatory Put 7/01/21) (7)	No Opt. Call	N/R	690,975
7,750	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Generation Project, Series 2008B, 4.250%, 10/01/47 (Mandatory Put 4/01/21) (7)	No Opt. Call	N/R	7,478,750
	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006A:
13,235	4.375%, 1/01/35 (Mandatory Put 7/01/22) (7)	No Opt. Call	N/R	12,771,775
3,145	3.500%, 4/01/41 (Mandatory Put 6/01/20) (7)	No Opt. Call	N/R	1,745,475
1,240	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35 (Mandatory Put 6/01/20) (7)	No Opt. Call	N/R	688,200
10,000	Berks County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds, Tower Health Project, Series 2017, 5.000%, 11/01/50	11/27 at 100.00	A3	11,017,900
	Bucks County Industrial Development Authority, Pennsylvania, Revenue Bonds, School Lane Charter School Project, Series 2016:
2,410	5.125%, 3/15/36	3/27 at 100.00	BBB-	2,591,353
6,420	5.125%, 3/15/46	3/27 at 100.00	BBB-	6,835,888
	Chester County Health and Education Facilities Authority, Pennsylvania, Health System Revenue Bonds, Jefferson Health System, Series 2010A:
1,580	5.000%, 5/15/40	5/20 at 100.00	AA	1,658,431
4,435	5.000%, 5/15/40 (Pre-refunded 5/15/20)	5/20 at 100.00	N/R (4)	4,700,169
6,500	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Master Settlement, Series 2018, 4.000%, 6/01/39 – AGM Insured	6/28 at 100.00	A1	6,653,855
1,000	Cumberland County Municipal Authority, Pennsylvaina, Revenue Bonds, Diakon Lutheran Social Ministries Project, Series 2015, 5.000%, 1/01/29	1/25 at 100.00	BBB+	1,102,380
7,665	Dauphin County General Authority, Pennsylvania, Health System Revenue Bonds, Pinnacle Health System Project, Series 2012A, 5.000%, 6/01/42	6/22 at 100.00	A+	8,250,069
8,750	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2010E, 5.000%, 1/01/40 – AGM Insured	1/20 at 100.00	A2	9,128,962
3,000	Dubois Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Penn Highlands Healthcare, Series 2018, 5.000%, 7/15/48	1/28 at 100.00	A-	3,316,230

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$ 1,250	Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds, Landis Homes Retirement Community Project, Refunding Series 2015A, 5.000%, 7/01/45	7/25 at 100.00	BBB-	$1,326,363
1,500	Lehigh County Authority, Pennsylvania, Water and Sewer Revenue Bonds, Allentown Concession, Series 2013A, 5.125%, 12/01/47	12/23 at 100.00	A	1,653,555
	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue Bonds, New Regional Medical Center Project, Series 2010:
7,970	5.250%, 8/01/33 (Pre-refunded 8/01/20)	8/20 at 100.00	N/R (4)	8,534,674
5,295	5.375%, 8/01/38 (Pre-refunded 8/01/20)	8/20 at 100.00	N/R (4)	5,683,123
	Montgomery County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds, Albert Einstein Healthcare Network Issue, Series 2015A:
10,450	5.250%, 1/15/45	1/25 at 100.00	BB+	11,149,523
1,200	5.250%, 1/15/46	1/25 at 100.00	BB+	1,279,620
11,810	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding Bonds, PPL Energy Supply, LLC Project, Series 2009A, 6.400%, 12/01/38	9/25 at 100.00	B2	12,058,128
13,500	Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue Bonds, Senior Series 2018A, 5.250%, 12/01/44	12/28 at 100.00	Aa3	15,787,980
6,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Series 2018A-2, 5.000%, 12/01/43	12/28 at 100.00	A1	6,779,880
3,705	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2015A-1, 5.000%, 12/01/45	6/25 at 100.00	A+	4,080,057
11,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2009C, 6.250%, 6/01/33 – AGM Insured	6/26 at 100.00	A2	13,469,280
15,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2015B-1, 5.000%, 12/01/45	12/25 at 100.00	A3	16,301,400
10,305	Philadelphia Hospitals and Higher Education Facilities Authoirty, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series 2012A, 5.625%, 7/01/42	7/22 at 100.00	Ba1	11,138,262
	Philadelphia, Pennsylvania, Airport Revenue Bonds, Series 2010A:
5,000	5.000%, 6/15/35 – AGM Insured	6/20 at 100.00	A2	5,257,750
17,850	5.000%, 6/15/40 – AGM Insured	6/20 at 100.00	A2	18,736,609
7,055	Pittsburgh and Allegheny County Sports and Exhibition Authority, Pennsylvania, Hotel Room Excise Tax Revenue Bonds, Refunding Series 2010, 5.000%, 2/01/35 – AGC Insured	8/20 at 100.00	A2	7,423,342
5,180	Pittsburgh and Allegheny County Sports and Exhibition Authority, Pennsylvania, Sales Tax Revenue Bonds, Refunding Series 2010, 5.000%, 2/01/31 – AGM Insured	8/20 at 100.00	A1	5,468,163
	Scranton, Pennsylvania, Sewer Authority Revenue Bonds, Series 2011A:
1,125	5.250%, 12/01/31 (Pre-refunded 12/01/21) – AGM Insured	12/21 at 100.00	AA (4)	1,248,356
1,000	5.500%, 12/01/35 (Pre-refunded 12/01/21) – AGM Insured	12/21 at 100.00	AA (4)	1,117,690
5,790	Susquehanna Area Regional Airport Authority, Pennsylvania, Airport System Revenue Bonds, Series 2012B, 4.000%, 1/01/33	1/23 at 100.00	BB+	5,829,488
228,600	Total Pennsylvania			241,683,391
	Puerto Rico – 0.7% (0.5% of Total Investments)
590	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2004J, 5.000%, 7/01/29 – NPFG Insured	10/18 at 100.00	Baa2	590,602

NVG	Nuveen AMT-Free Municipal Credit Income Fund (continued)
Portfolio of Investments July 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Puerto Rico (continued)
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A:
$ 50,000	0.000%, 8/01/47 – AMBAC Insured	No Opt. Call	D	$10,547,000
86,250	0.000%, 8/01/54 – AMBAC Insured	No Opt. Call	D	12,732,225
136,840	Total Puerto Rico			23,869,827
	Rhode Island – 1.2% (0.7% of Total Investments)
1,000	Rhode Island Health and Educational Building Corporation, Revenue Bonds, Care New England Health System, Series 2013A, 6.000%, 9/01/33 (Pre-refunded 9/01/23)	9/23 at 100.00	BB- (4)	1,187,520
292,435	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2007A, 0.000%, 6/01/52	10/18 at 100.00	CCC+	36,940,389
293,435	Total Rhode Island			38,127,909
	South Carolina – 2.7% (1.7% of Total Investments)
7,600	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2, 0.000%, 1/01/31 – AMBAC Insured	No Opt. Call	A-	4,862,556
3,155	Saint Peters Parish/Jasper County Public Facilities Corporation, South Carolina, Installment Purchase Revenue Bonds, County Office Building Projects, Series 2011A, 5.250%, 4/01/44 (Pre-refunded 4/01/21) – AGC Insured	4/21 at 100.00	A2 (4)	3,438,508
	South Carolina Jobs-Economic Development Authority, Health Facilities Revenue Bonds, Lutheran Homes of South Carolina Inc., Refunding Series 2017B:
1,000	5.000%, 5/01/37	5/23 at 104.00	N/R	1,050,520
750	5.000%, 5/01/42	5/23 at 104.00	N/R	783,990
1,250	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Palmetto Health, Refunding Series 2011A, 6.500%, 8/01/39 (Pre-refunded 8/01/21) – AGM Insured	8/21 at 100.00	AA (4)	1,417,925
20	South Carolina Public Service Authority, Revenue Obligation Bonds, Santee Cooper Electric System, Series 2008A, 5.500%, 1/01/38 (Pre-refunded 1/01/19)	1/19 at 100.00	A+ (4)	20,344
	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding & Improvement Series 2015A:
5,000	5.000%, 12/01/50	6/25 at 100.00	A+	5,323,650
34,000	5.000%, 12/01/50 (UB) (5)	6/25 at 100.00	A+	36,200,820
6,000	5.000%, 12/01/55	6/25 at 100.00	A+	6,373,620
5,000	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2014C, 5.000%, 12/01/46	12/24 at 100.00	A+	5,317,150
1,310	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2013A, 5.125%, 12/01/43	12/23 at 100.00	A+	1,392,320
10,285	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2014A, 5.500%, 12/01/54	6/24 at 100.00	A+	11,213,633
10,250	Spartanburg Regional Health Services District, Inc., South Carolina, Hosptial Refunding Revenue Bonds, Series 2012A, 5.000%, 4/15/32	4/22 at 100.00	A3	11,173,218
85,620	Total South Carolina			88,568,254
	South Dakota – 0.3% (0.2% of Total Investments)
3,765	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Regional Health, Refunding Series 2017, 5.000%, 9/01/40	9/27 at 100.00	A1	4,204,074

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	South Dakota (continued)
	South Dakota Health and Educational Facilities Authority, Reveune Bonds, Avera Health, Series 2012A:
$ 250	5.000%, 7/01/27	7/21 at 100.00	A1	$268,988
4,350	5.000%, 7/01/42	7/21 at 100.00	A1	4,624,702
8,365	Total South Dakota			9,097,764
	Tennessee – 1.2% (0.7% of Total Investments)
12,895	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Revenue Bonds, Catholic Health Initiatives, Series 2013A, 5.250%, 1/01/45	1/23 at 100.00	BBB+	13,788,365
1,850	Chattanooga-Hamilton County Hospital Authority, Tennessee, Hospital Revenue Bonds, Erlanger Health System, Refunding Series 2014A, 5.000%, 10/01/39	10/24 at 100.00	Baa2	1,983,496
6,010	Greeneville Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds, Ballad Health, Series 2018A, 4.000%, 7/01/40	7/28 at 100.00	Baa1	6,039,209
2,645	Memphis/Shelby County Economic Development Growth Engine Industrial Development Board, Tennessee, Tax Increment Revenue Bonds, Graceland Project, Senior Series 2017A, 5.500%, 7/01/37	7/27 at 100.00	N/R	2,849,432
3,560	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Knowledge Academy Charter School, Series 2017A, 5.500%, 6/15/37, 144A	6/27 at 100.00	N/R	3,486,130
10,000	The Health and Educational Facilities Board of the City of Franklin, Tennessee, Revenue Bonds, Provision Cares Proton Therapy Center, Nashville Project, Series 2017A, 7.500%, 6/01/47, 144A	6/27 at 100.00	N/R	10,655,700
36,960	Total Tennessee			38,802,332
	Texas – 12.2% (7.6% of Total Investments)
735	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Wayside Schools, Series 2016A, 4.375%, 8/15/36	8/21 at 100.00	BB+	735,507
3,855	Aubrey, Denton County, Texas, Special Assessment Revenue Bonds, Jackson Ridge Public Improvement District Phase 1 Project, Series 2015, 7.250%, 9/01/45	3/23 at 103.00	N/R	3,956,117
3,450	Aubrey, Denton County, Texas, Special Assessment Revenue Bonds, Jackson Ridge Public Improvement District Phases 2-3 Major Improvements Project, Series 2015, 8.250%, 9/01/40	3/23 at 103.00	N/R	3,541,425
5,480	Austin, Texas, Electric Utility System Revenue Bonds, Refunding Series 2015A, 5.000%, 11/15/45 (UB) (5)	11/25 at 100.00	Aa3	6,150,368
6,685	Bexar County, Texas, Venue Project Revenue Bonds, Refunding Combined Venue Tax Series 2010, 5.500%, 8/15/49 – AGM Insured	8/19 at 100.00	A-	6,925,794
2,500	Board of Managers, Joint Guadalupe County-Seguin City Hospital, Texas, Hospital Mortgage Revenue Bonds, Refunding & Improvement Series 2015, 5.000%, 12/01/45	12/25 at 100.00	BB	2,536,600
2,410	Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II Public Improvement District Neighborhood Improvement Area 1 Project, Series 2015, 7.250%, 9/01/45	3/23 at 103.00	N/R	2,401,300
4,300	Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II Public Improvement District Neighborhood Improvement Areas 2-5 Major Improvement Project, Series 2015, 8.250%, 9/01/40	3/23 at 103.00	N/R	4,286,541
405	Celina, Texas, Special Assessment Revenue Bonds, Wells South Public Improvement District Neighborhood Improvement Area 1 Project, Series 2015, 6.250%, 9/01/45	9/24 at 100.00	N/R	418,596

NVG	Nuveen AMT-Free Municipal Credit Income Fund (continued)
Portfolio of Investments July 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011:
$ 1,500	5.750%, 1/01/31 (Pre-refunded 1/01/21)	1/21 at 100.00	Baa2 (4)	$1,635,600
1,700	6.250%, 1/01/46 (Pre-refunded 1/01/21)	1/21 at 100.00	Baa2 (4)	1,873,638
13,685	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2015A, 5.000%, 1/01/45	7/25 at 100.00	Baa2	14,891,743
10,375	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2016, 3.375%, 1/01/41	1/26 at 100.00	Baa2	9,222,856
1,035	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Idea Public Schools, Series 2012, 3.750%, 8/15/22	No Opt. Call	BBB+	1,082,341
	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education Charter School, Series 2013A:
765	4.350%, 12/01/42	12/22 at 100.00	BBB-	771,877
685	4.400%, 12/01/47	12/22 at 100.00	BBB-	691,151
4,000	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education Charter School, Series 2015A, 5.000%, 12/01/45	6/25 at 100.00	BBB-	4,263,880
	Club Municipal Management District 1, Texas, Special Assessment Revenue Bonds, Improvement Area 1 Project, Series 2016:
765	5.750%, 9/01/28	9/23 at 103.00	N/R	742,218
770	6.500%, 9/01/46	9/23 at 103.00	N/R	732,131
11,735	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding and Improvement Bonds, Series 2012C, 5.000%, 11/01/45 – AGM Insured	11/21 at 100.00	A+	12,602,334
2,520	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2013A, 6.375%, 9/01/42	9/23 at 100.00	N/R	2,850,700
400	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2014A, 5.250%, 9/01/44	9/24 at 100.00	BBB-	428,520
1,255	Fort Bend County Industrial Development Corporation, Texas, Revenue Bonds, NRG Energy Inc. Project, Series 2012A. RMKT, 4.750%, 5/01/38	11/22 at 100.00	Baa3	1,285,936
8,920	Fort Bend County Industrial Development Corporation, Texas, Revenue Bonds, NRG Energy Inc. Project, Series 2012B, 4.750%, 11/01/42	11/22 at 100.00	Baa3	9,125,874
	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Subordinate Lien Series 2013B:
20,000	5.250%, 10/01/51	10/23 at 100.00	AA	22,167,400
10,000	5.000%, 4/01/53 (UB)	10/23 at 100.00	AA	10,954,800
5,470	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Tender Option Bond Trust 2015-XF0228, 15.158%, 11/01/44, 144A (IF)	10/23 at 100.00	AA	7,559,649
4,255	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Houston Methodist Hospital System, Series 2015, 5.000%, 12/01/45	6/25 at 100.00	AA	4,696,669
1,545	Harris County Metropolitan Transit Authority, Texas, Sales and Use Tax Revenue Bonds, Tender Option Bond Trust 2016-XG0054, 11.785%, 11/01/41, 144A (IF) (5)	11/21 at 100.00	AA+	1,934,757
4,080	Harris County, Texas, General Obligtion Toll Road Revenue Bonds, Tender Option Bond Trust 2015-XF0074, 12.623%, 8/15/32 – AGM Insured, 144A (IF)	No Opt. Call	AAA	7,360,932
6,000	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital Appreciation Refunding Senior Lien Series 2014A, 0.000%, 11/15/48	11/31 at 44.13	A2	1,516,380

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$ 6,000	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Senior Lien Series 2014A, 5.000%, 11/15/53	11/24 at 100.00	A-	$6,528,300
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien Series 2004A-3:
1,940	0.000%, 11/15/34 (Pre-refunded 11/15/24) – NPFG Insured	11/24 at 55.69	Baa2 (4)	924,759
14,055	0.000%, 11/15/34 – NPFG Insured	11/24 at 55.69	BB	6,178,016
5,000	Houston Higher Education Finance Corporation, Texas, Education Revenue Bonds, KIPP, Inc., Refunding Series 2015, 4.000%, 8/15/44	8/25 at 100.00	AAA	5,123,300
	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Project, Series 2001B:
4,130	0.000%, 9/01/26 – AMBAC Insured	No Opt. Call	A2	3,208,225
4,865	0.000%, 9/01/27 – AMBAC Insured	No Opt. Call	A2	3,601,268
4,715	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Refunding Series 2015, 5.000%, 9/01/40	9/24 at 100.00	A-	5,164,104
17,000	Houston, Texas, Water and Sewerage System Revenue Bonds, Refunding Junior Lien Series 2002A, 5.750%, 12/01/32 – AGM Insured (ETM)	No Opt. Call	A2 (4)	22,837,800
6,700	Hutto Independent School District, Williamson County, Texas, General Obligation Bonds, Refunding Series 2012A, 5.000%, 8/01/46	8/21 at 100.00	A+	7,172,752
3,500	Irving, Texas, Hotel Occupancy Tax Revenue Bonds, Series 2014B, 5.000%, 8/15/43	8/19 at 100.00	BBB+	3,524,150
940	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson Memorial Hospital Project, Series 2015, 5.000%, 8/15/30	8/25 at 100.00	BBB+	1,029,704
1,000	Lower Colorado River Authority, Texas, Transmission Contract Revenue Bonds, LCRA Transmission Services Corporation Project, Refunding Series 2015, 5.000%, 5/15/45	5/25 at 100.00	A	1,100,640
10,000	Lower Colorado River Authority, Texas, Transmission Contract Revenue Bonds, LCRA Transmission Services Corporation Project, Refunding Series 2018, 5.000%, 5/15/48	5/28 at 100.00	A	11,322,000
	McCamey County Hospital District, Texas, General Obligation Bonds, Series 2013:
3,095	5.750%, 12/01/33	12/25 at 100.00	B1	3,253,216
3,125	6.125%, 12/01/38	12/25 at 100.00	B1	3,306,875
	Montgomery County Toll Road Authority, Texas, Toll Road Revenue Bonds, Senior Lien Series 2018:
1,900	5.000%, 9/15/43	9/25 at 100.00	BBB-	2,061,937
1,785	5.000%, 9/15/48	9/25 at 100.00	BBB-	1,931,316
	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Legacy at Willow Bend Project, Series 2016:
2,335	5.000%, 11/01/46	11/23 at 103.00	BBB-	2,435,802
6,015	5.000%, 11/01/51	11/23 at 103.00	BBB-	6,253,495
745	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Wesleyan Homes, Inc. Project, Series 2014, 5.500%, 1/01/43	1/25 at 100.00	N/R	795,049
210	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Corpus Christi II, L.L.C.-Texas A&M University-Corpus Christi Project, Series 2016A, 5.000%, 4/01/48	4/26 at 100.00	Ba2	214,544
4,530	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation - College Station I LLC - Texas A&M University Project, Series 2014A, 4.100%, 4/01/34 – AGM Insured	4/24 at 100.00	A2	4,612,355

NVG	Nuveen AMT-Free Municipal Credit Income Fund (continued)
Portfolio of Investments July 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$ 820	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation - San Antonio 1, L.L.C. - Texas A&M University - San Antonio Project, Series 2016A, 5.000%, 4/01/48	4/26 at 100.00	BBB-	$844,674
	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation - Stephenville II, L.L.C. - Tarleton State University Project, Series 2014A:
1,000	5.000%, 4/01/34	4/24 at 100.00	BBB-	1,072,690
2,200	5.000%, 4/01/39	4/24 at 100.00	BBB-	2,343,660
1,600	5.000%, 4/01/46	4/24 at 100.00	BBB-	1,697,776
5,540	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Galveston-Texas A&M University at Galveston Project, Series 2014A, 5.000%, 4/01/39	4/24 at 100.00	Baa3	5,968,851
3,220	North Fort Bend Water Authority, Texas, Water System Revenue Bonds, Series 2011, 5.000%, 12/15/36 – AGM Insured	12/21 at 100.00	A2	3,486,069
	North Texas Tollway Authority, Special Projects System Revenue Bonds, Convertible Capital Appreciation Series 2011C:
2,590	0.000%, 9/01/43 (Pre-refunded 9/01/31) (6)	9/31 at 100.00	N/R (4)	2,829,679
3,910	0.000%, 9/01/45 (Pre-refunded 9/01/31) (6)	9/31 at 100.00	N/R (4)	4,675,382
3,000	North Texas Tollway Authority, Special Projects System Revenue Bonds, Series 2011A, 5.500%, 9/01/41 (Pre-refunded 9/01/21) (UB) (5)	9/21 at 100.00	N/R (4)	3,318,780
6,155	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2015B, 5.000%, 1/01/40	1/23 at 100.00	A	6,705,380
2,000	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier, Series 2015A, 5.000%, 1/01/38	1/25 at 100.00	A-	2,218,220
610	Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue Bonds, Series 2014A, 5.125%, 2/01/39	2/24 at 100.00	Ba2	631,387
1,725	Red River Education Finance Corporation, Texas, Higher Education Revenue Bonds, Saint Edward?s University Project, Series 2016, 4.000%, 6/01/41	6/26 at 100.00	Baa2	1,694,485
2,410	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Baylor Health Care System, Series 2011A, 5.000%, 11/15/30	11/21 at 100.00	AA-	2,602,029
1,870	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Hendrick Medical Center, Refunding Series 2013, 5.500%, 9/01/43	9/23 at 100.00	A	2,039,011
	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Scott & White Healthcare Project, Series 2010:
215	5.500%, 8/15/45 (Pre-refunded 8/15/20)	8/20 at 100.00	N/R (4)	231,147
2,675	5.500%, 8/15/45 (Pre-refunded 8/15/20)	8/20 at 100.00	AA- (4)	2,881,483
17,640	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Scott & White Healthcare Project, Series 2016A, 5.000%, 11/15/45 (UB)	5/26 at 100.00	AA-	19,606,684
5,715	Texas City Industrial Development Corporation, Texas, Industrial Development Revenue Bonds, NRG Energy, inc. Project, Fixed Rate Series 2012, 4.125%, 12/01/45	2/25 at 100.00	Baa3	5,572,811

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series 2012:
$ 3,635	5.000%, 12/15/22	No Opt. Call	BBB	$4,034,305
2,500	5.000%, 12/15/26	12/22 at 100.00	BBB	2,735,425
2,500	5.000%, 12/15/29	12/22 at 100.00	BBB	2,710,700
4,355	5.000%, 12/15/30	12/22 at 100.00	BBB	4,712,763
2,975	5.000%, 12/15/32	12/22 at 100.00	BBB	3,209,281
3,150	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First Tier Refunding Series 2012A, 5.000%, 8/15/41	8/22 at 100.00	A-	3,381,557
	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First Tier Refunding Series 2015B:
11,280	0.000%, 8/15/36	8/24 at 59.60	A-	5,274,302
10,000	0.000%, 8/15/37	8/24 at 56.94	A-	4,461,700
	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Second Tier Refunding Series 2015C:
5,000	5.000%, 8/15/37	8/24 at 100.00	BBB	5,419,000
31,810	5.000%, 8/15/42	8/24 at 100.00	BBB	34,331,579
4,400	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series 2002A, 0.000%, 8/15/25 – AMBAC Insured	No Opt. Call	A-	3,613,104
1,840	Ysleta Independent School District Public Facility Corporation, Texas, Lease Revenue Refunding Bonds, Series 2001, 5.375%, 11/15/24 – AMBAC Insured	11/18 at 100.00	AA-	1,860,001
393,205	Total Texas			398,087,156
	Virginia – 1.8% (1.2% of Total Investments)
	Embrey Mill Community Development Authority, Virginia, Special Assessment Revenue Bonds, Series 2015:
1,200	5.300%, 3/01/35	3/25 at 100.00	N/R	1,219,260
1,085	5.600%, 3/01/45	3/25 at 100.00	N/R	1,107,666
11,380	Hampton Roads Transportation Accountability Commission, Virginia, Hampton Roads Transportation Fund Revenue Bonds, Senior Lien Series 2018A, 5.500%, 7/01/57	1/28 at 100.00	AA	13,564,049
14,945	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital Improvement Projects, Refunding Second Senior Lien Series 2014A, 5.000%, 10/01/53	4/22 at 100.00	BBB+	15,819,731
11,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Second Senior Lien Series 2009C, 6.500%, 10/01/41 – AGC Insured	10/26 at 100.00	A3	13,850,650
10,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail Capital Appreciation, Second Senior Lien Series 2010B, 0.000%, 10/01/44 (6)	10/28 at 100.00	BBB+	12,658,300
	Roanoke Industrial Development Authority, Virginia, Hospital Revenue Bonds, Carilion Health System Obligated Group, Series 2005B:
15	5.000%, 7/01/38 (Pre-refunded 7/01/20)	7/20 at 100.00	A1 (4)	15,937
985	5.000%, 7/01/38	7/20 at 100.00	A1	1,030,911

NVG	Nuveen AMT-Free Municipal Credit Income Fund (continued)
Portfolio of Investments July 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Virginia (continued)
$ 1,000	Virginia College Building Authority, Educational Facilities Revenue Bonds, Marymount University Project, Green Series 2015B, 5.250%, 7/01/35	7/25 at 100.00	BB+	$ 1,077,950
51,610	Total Virginia			60,344,454
	Washington – 2.2% (1.4% of Total Investments)
9,665	Central Puget Sound Regional Transit Authority, Washington, Sales Tax and Motor Vehicle Excise Tax Bonds, Green Series 2016S-1, 5.000%, 11/01/46 (UB)	No Opt. Call	Aa1	12,501,291
5,000	Energy Northwest, Washington, Electric Revenue Bonds, Columbia Generating Station, Refunding Series 2015A, 5.000%, 7/01/38 (UB) (5)	7/25 at 100.00	AA-	5,653,400
3,750	FYI Properties, Washington, Lease Revenue Bonds, Washington State Department of Information Services Project, Series 2009, 5.500%, 6/01/39 (UB) (5)	6/19 at 100.00	AA	3,854,925
7,500	King County, Washington, Sewer Revenue Bonds, Tender Option Bond Trust 2016-XL0009, 8.848%, 1/01/39 (Pre-refunded 1/01/19) – AGC Insured, 144A (IF) (5)	1/19 at 100.00	AAA	7,742,925
5,750	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2011A, 5.625%, 1/01/35	1/21 at 100.00	A3	6,126,453
1,250	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Tender Option Bond Trust 2015-XF0148, 15.252%, 10/01/44, 144A (IF) (5)	10/24 at 100.00	AA-	1,708,700
6,540	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children's Hospital, Series 2012A, 5.000%, 10/01/42	10/22 at 100.00	Aa2	7,136,513
	Washington State Housing Finance Commission, Non-profit Housing Revenue Bonds, Presbyterian Retirement Communities Northwest Proejct, Refunding Series 2016A:
5,450	5.000%, 1/01/46	1/25 at 102.00	BB+	5,799,890
3,650	5.000%, 1/01/51	1/25 at 102.00	BB+	3,870,971
21,510	Washington State, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2002-03C, 0.000%, 6/01/28 – NPFG Insured (UB) (5)	No Opt. Call	AA+	16,144,976
70,065	Total Washington			70,540,044
	West Virginia – 1.8% (1.1% of Total Investments)
1,900	Monongalia County Commission, West Virginia, Special District Excise Tax Revenue, University Town Centre Economic Opportunity Development District, Refunding & Improvement Series 2017A, 5.500%, 6/01/37	6/27 at 100.00	N/R	1,964,277
10,000	West Virginia Economic Development Authority, State Lottery Revenue Bonds, Series 2010A, 5.000%, 6/15/40 (Pre-refunded 6/15/20)	6/20 at 100.00	A1 (4)	10,614,000
40,855	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United Health System Obligated Group, Refunding & Improvement Series 2013A, 5.500%, 6/01/44	6/23 at 100.00	A	44,912,719
52,755	Total West Virginia			57,490,996
	Wisconsin – 4.3% (2.7% of Total Investments)
	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Cornerstone Charter Academy, North Carolina, Series 2016A:
1,750	5.000%, 2/01/36	2/26 at 100.00	N/R	1,736,350
305	5.125%, 2/01/46	2/26 at 100.00	N/R	296,030
500	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Corvian Community School Bonds, North Carolina, Series 2017A, 5.125%, 6/15/47	6/24 at 100.00	N/R	503,370

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
$ 1,480	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Envision Science Academy Project, Series 2016A, 5.125%, 5/01/36	5/26 at 100.00	N/R	$1,435,422
6,000	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Phoenix Academy Charter School, North Carolina, Series 2017A, 5.625%, 6/15/37	6/24 at 100.00	N/R	5,846,520
	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Uwharrie Charter Academy, North Carolina, Series 2017A:
1,000	5.500%, 6/15/37	6/27 at 100.00	N/R	965,230
1,790	5.625%, 6/15/47	6/27 at 100.00	N/R	1,710,076
35,100	Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue Bonds, American Dream @ Meadowlands Project, Series 2017, 7.000%, 12/01/50, 144A	12/27 at 100.00	N/R	40,336,920
1,700	Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Proton Therapy Center, Senior Series 2017A, 7.000%, 10/01/47, 144A	10/27 at 100.00	N/R	1,703,179
	Public Finance Authority of Wisconsin, Revenue Bonds, Prime Healthcare Foundation, Inc., Series 2017A:
1,830	5.000%, 12/01/27	No Opt. Call	BBB-	1,909,257
1,815	5.200%, 12/01/37	12/27 at 100.00	BBB-	1,915,061
	Public Finance Authority, Wisconsin, Educational Revenue Bonds, Lake Norman Charter School, Series 2018A:
4,050	5.000%, 6/15/38, 144A	6/26 at 100.00	BBB-	4,332,204
1,575	5.000%, 6/15/48, 144A	6/26 at 100.00	BBB-	1,672,713
2,500	Public Finance Authority, Wisconsin, Exempt Facilities Revenue Bonds, Celanese Project, Refunding Series 2016C, 4.050%, 11/01/30	5/26 at 100.00	BBB-	2,543,175
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, American Baptist Homes of the Midwest Obligated Group, Refunding Series 2017, 5.000%, 8/01/37	8/24 at 103.00	N/R	1,030,690
8,460	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc., Series 2012A, 5.000%, 7/15/25	7/21 at 100.00	Aa3	9,143,653
2,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc., Series 2013A, 5.125%, 4/15/31	4/23 at 100.00	Aa3	2,707,325
6,620	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert Health Inc. Obligated Group, Series 2012A, 5.000%, 4/01/42	10/22 at 100.00	AA-	7,096,839
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2012B:
3,490	4.500%, 2/15/40	2/22 at 100.00	A-	3,625,098
1,485	5.000%, 2/15/40	2/22 at 100.00	A-	1,579,298
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc., Series 2012:
11,000	5.000%, 6/01/32	6/22 at 100.00	A3	11,802,450
1,500	5.000%, 6/01/39	6/22 at 100.00	A3	1,591,545
1,250	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Meriter Hospital, Inc., Series 2011A, 5.750%, 5/01/35 (Pre-refunded 5/01/21)	5/21 at 100.00	N/R (4)	1,380,313
5,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, ProHealth Care, Inc. Obligated Group, Refunding Series 2015, 3.375%, 8/15/29	8/24 at 100.00	A+	5,047,650
1,450	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Rocket Education Obligated Group, Series 2017C, 5.250%, 6/01/40, 144A	6/26 at 100.00	N/R	1,520,035

NVG	Nuveen AMT-Free Municipal Credit Income Fund (continued)
Portfolio of Investments July 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
$ 1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Rogers Memorial Hospital, Inc., Series 2014A, 5.000%, 7/01/34	7/24 at 100.00	A	$1,080,030
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Saint John's Communities Inc., Series 2015B:
550	5.000%, 9/15/37	9/22 at 100.00	BBB-	574,288
1,000	5.000%, 9/15/45	9/22 at 100.00	BBB-	1,040,670
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Three Pillars Senior Living Communities, Refunding Series 2013, 5.000%, 8/15/33	8/23 at 100.00	A	1,078,750
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Woodland Hills Senior Housing Project, Series 2014:
2,565	5.000%, 12/01/44	12/22 at 102.00	N/R	2,680,784
1,775	5.250%, 12/01/49	12/22 at 102.00	N/R	1,875,536
16,190	Wisconsin Health and Educational Facilities Authority, Revenues Bonds, Gundersen Lutheran, Series 2011A, 5.250%, 10/15/39	10/21 at 100.00	A1	17,411,697
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Dickson Hollow Project. Series 2014:
1,000	5.375%, 10/01/44	10/22 at 102.00	N/R	1,075,570
1,500	5.500%, 10/01/49	10/22 at 102.00	N/R	1,620,495
131,730	Total Wisconsin			141,868,223
	Wyoming – 0.1% (0.1% of Total Investments)
2,035	Campbell County, Wyoming Solid Waste Facilities Revenue Bonds, Basin Electric Power Cooperative - Dry Fork Station Facilities, Series 2009A, 5.750%, 7/15/39	7/19 at 100.00	A	2,109,400
	Teton County Hospital District, Wyoming, Hospital Revenue Bonds, St. John's Medical Center Project, Series 2011B:
1,000	5.500%, 12/01/27	12/21 at 100.00	A-	1,068,480
1,000	6.000%, 12/01/36	12/21 at 100.00	A-	1,084,450
4,035	Total Wyoming			4,262,330
$ 5,764,328	Total Municipal Bonds (cost $4,835,603,426)			5,188,594,944

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.0% (0.0% of Total Investments)
	Transportation – 0.0% (0.0% of Total Investments)
$ 1,234	Las Vegas Monorail Company, Senior Interest Bonds (8), (9)	5.500%	7/15/19	N/R	$796,199
345	Las Vegas Monorail Company, Senior Interest Bonds (8), (9)	5.500%	7/15/55	N/R	173,456
$ 1,579	Total Corporate Bonds (cost $86,687)				969,655
	Total Long-Term Investments (cost $4,835,690,113)				5,189,564,599

Principal Amount (000)	Description (1)	Optional Call Provision (2)	Ratings (3)	Value
SHORT-TERM INVESTMENTS – 0.3% (0.2% of Total Investments)
MUNICIPAL BONDS – 0.3% (0.2% of Total Investments)

Principal Amount (000)	Description (1)	Optional Call Provision (2)	Ratings (3)	Value
	Florida – 0.3% (0.2% of Total Investments)
$ 10,000	Miami-Dade County School Board, Florida, Variable Rate Demand Bond Obligations, Certificates of Participation, Series 2013-002, 1.520%, 5/01/31 (10)	No Opt. Call	A2	$ 10,000,000
$ 10,000	Total Short-Term Investments (cost $10,000,000)			10,000,000
	Total Investments (cost $4,845,690,113) – 159.0%			5,199,564,599
	Floating Rate Obligations – (5.5)%			(180,700,000)
	MuniFund Term Preferred Shares, net of deferred offering costs – (12.4)% (11)			(405,074,079)
	Variable Rate Demand Preferred Shares, net of deferred offering costs – (43.1)% (12)			(1,407,676,987)
	Other Assets Less Liabilities – 2.0% (13)			63,181,535
	Net Assets Applicable to Common Shares – 100%			$ 3,269,295,068
Investments in Derivatives
Interest Rate Swaps - OTC Cleared
Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (14)	Maturity Date	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
$79,400,000	Receive	3-Month LIBOR	2.363%	Semi-Annually	9/10/18	9/10/28	$4,649,376	$992	$4,648,384	$(42,334)
Interest Rate Swaps - OTC Uncleared
Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (14)	Optional Termination Date	Maturity Date	Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	$43,000,000	Receive	Weekly SIFMA	1.841%	Quarterly	8/24/18	9/24/18	8/24/28	1,483,595	1,483,595
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

NVG	Nuveen AMT-Free Municipal Credit Income Fund (continued)
Portfolio of Investments July 31, 2018
(Unaudited)
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$5,188,594,944	$ —	$5,188,594,944
Corporate Bonds	—	—	969,655	969,655
Short-Term Investments:
Municipal Bonds	—	10,000,000	—	10,000,000
Investments in Derivatives:
Interest Rate Swaps*	—	6,131,979	—	6,131,979
Total	$ —	$5,204,726,923	$969,655	$5,205,696,578

*	Represents net unrealized appreciation (depreciation).
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The tables below present the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of July 31, 2018.
For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.
Tax cost of investments	$4,655,913,009
Gross unrealized:
Appreciation	$ 378,837,407
Depreciation	(15,885,130)
Net unrealized appreciation (depreciation) of investments	$ 362,952,277

Tax cost of swaps	$ 992
Net unrealized appreciation (depreciation) of swaps	6,131,979

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	The ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(7)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.
(8)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on July 15, 2055. The Fund was not accruing income for either senior interest corporate bond. On January 18, 2017, the Fund's Adviser determined it was likely that this senior interest corporate bond would fulfill its obligation on the security maturing on July 15, 2019, and therefore began accruing income on the Fund's records.
(9)	Investment valued at fair value using methods determined in good faith by, or at the discretion of the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(10)	Investment has maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(11)	MuniFund Term Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 7.8%.
(12)	Variable Rate Demand Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 27.1%.
(13)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.
(14)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ETM	Escrowed to maturity.
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
LIBOR	London Inter-Bank Offered Rate
SIFMA	Securities Industry and Financial Market Association
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen AMT-Free Municipal Credit Income Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: September 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: September 28, 2018

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: September 28, 2018